AB Global Bond Fund

Portfolio of Investments

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 46.7%
Australia – 2.3%
Australia Government Bond
Series 136 4.75%, 04/21/2027(a)	AUD	119,809	$85,161,298
Series 145 2.75%, 06/21/2035(a)		51,003	29,876,740
Series 150 3.00%, 03/21/2047(a)		14,094	7,612,153

			122,650,191

Austria – 2.2%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	5,136	4,421,818
0.50%, 02/20/2029(a)		4,212	3,879,437
0.90%, 02/20/2032(a)		121,364	106,782,021

			115,083,276

Belgium – 0.9%
Kingdom of Belgium Government Bond
Series 84 1.45%, 06/22/2037(a)		25,528	21,297,719
Series 96 2.75%, 04/22/2039(a)		27,732	27,041,799

			48,339,518

Canada – 1.6%
Canadian Government Bond 2.25%, 12/01/2029	CAD	17,213	11,951,183
2.75%, 09/01/2027		97,235	69,816,741

			81,767,924

China – 2.7%
China Government Bond
Series INBK 2.80%, 03/24/2029	CNY	181,350	26,088,707
3.01%, 05/13/2028		396,870	57,935,067
3.81%, 09/14/2050		365,210	57,448,930

			141,472,704

Germany – 5.1%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 02/15/2032(a)	EUR	25,385	21,638,802
1.70%, 08/15/2032(a)		176,742	175,541,758
3.25%, 07/04/2042(a)		59,627	70,170,085

			267,350,645

Indonesia – 0.5%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	414,116,000	25,896,382

	Principal Amount (000)		U.S. $ Value

Italy – 0.3%
Italy Buoni Poliennali Del Tesoro Series 13Y 4.00%, 04/30/2035(a)	EUR	16,125	$15,961,174

Japan – 3.4%
Japan Government Forty Year Bond Series 15 1.00%, 03/20/2062	JPY	6,382,500	39,043,426
Japan Government Thirty Year Bond
Series 65 0.40%, 12/20/2049		5,587,150	32,376,702
Series 68 0.60%, 09/20/2050		3,939,050	23,642,380
Series 74 1.00%, 03/20/2052		1,468,300	9,706,422
Series 76 1.40%, 09/20/2052		4,094,850	29,914,200
Japan Government Twenty Year Bond
Series 159 0.60%, 12/20/2036		4,022,550	29,314,493
Series 169 0.30%, 06/20/2039		1,984,250	13,235,243

			177,232,866

Malaysia – 0.5%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	101,778	23,746,737

New Zealand – 1.2%
New Zealand Government Bond
Series 433 3.50%, 04/14/2033(a)	NZD	74,208	43,303,678
Series 532 2.00%, 05/15/2032		39,195	20,219,470

			63,523,148

Peru – 0.7%
Peru Government Bond 6.15%, 08/12/2032	PEN	157,262	36,406,831

South Korea – 7.2%
Korea Treasury Bond
Series 2506 3.125%, 06/10/2025	KRW	280,508,520	218,374,718
Series 2703 2.375%, 03/10/2027		164,589,530	122,886,409
Series 2709 3.125%, 09/10/2027		48,185,960	36,899,288

			378,160,415

United Kingdom – 2.7%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	47,452	30,442,301
1.25%, 10/22/2041(a)		50,551	38,894,245
1.25%, 07/31/2051(a)		4,547	2,971,579

	Principal Amount (000)		U.S. $ Value

1.50%, 07/31/2053(a)	GBP	14,980	$10,390,721
1.75%, 09/07/2037(a)		33,653	30,677,628
3.75%, 01/29/2038(a)		22,999	26,919,179

			140,295,653

United States – 15.4%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	125,315	79,026,772
1.125%, 08/15/2040		95,345	59,709,806
1.75%, 08/15/2041		34,810	24,002,581
1.875%, 02/15/2051		99,191	63,621,787
2.00%, 08/15/2051		43,935	29,024,559
2.375%, 02/15/2042		21,356	16,417,425
3.00%, 11/15/2045		3,529	2,921,350
U.S. Treasury Notes 0.25%, 05/31/2025		121,173	110,002,364
0.50%, 02/28/2026		29,655	26,443,921
1.25%, 11/30/2026(b)		58,060	52,136,069
2.25%, 02/15/2027(b)		127,825	119,037,031
2.75%, 04/30/2027(b)		150,162	142,442,742
2.75%, 08/15/2032		84,561	77,214,946

			802,001,353

Total Governments - Treasuries (cost $2,683,144,487)			2,439,888,817

CORPORATES - INVESTMENT GRADE – 25.0%
Financial Institutions – 12.1%
Banking – 8.2%
AIB Group PLC 0.50%, 11/17/2027(a)	EUR	14,715	13,327,556
4.263%, 04/10/2025(a)	U.S.$	853	824,919
ASB Finance Ltd. 0.25%, 09/08/2028(a)	EUR	559	475,288
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	9,412	9,013,090
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(c)		12,400	11,896,936
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)		510	447,621
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		450	444,881
Banco Santander SA 4.175%, 03/24/2028		17,400	16,130,838
5.147%, 08/18/2025		200	198,059
5.294%, 08/18/2027		600	584,975
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)		440	486,557
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	221,020

	Principal Amount (000)		U.S. $ Value

Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)	U.S.$	290	$256,834
Bank Mandiri Persero Tbk PT 4.75%, 05/13/2025(a)		320	312,400
Bank of America Corp. 0.583%, 08/24/2028(a)	EUR	9,840	8,858,448
0.976%, 04/22/2025	U.S.$	208	194,955
0.981%, 09/25/2025		626	577,432
1.898%, 07/23/2031		270	207,588
2.884%, 10/22/2030		461	387,243
3.194%, 07/23/2030		573	493,146
3.384%, 04/02/2026		68	64,925
3.559%, 04/23/2027		78	73,086
3.824%, 01/20/2028		450	420,098
3.841%, 04/25/2025		569	555,422
3.846%, 03/08/2037		240	198,505
3.97%, 03/05/2029		560	516,925
3.974%, 02/07/2030		461	418,762
4.571%, 04/27/2033		124	113,615
4.948%, 07/22/2028		580	566,801
5.015%, 07/22/2033		543	515,188
6.204%, 11/10/2028		165	169,857
Series B 8.05%, 06/15/2027		930	991,726
Series N 2.651%, 03/11/2032		425	340,272
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		200	198,873
Bank of Nova Scotia (The) 0.125%, 09/04/2026(a)	EUR	531	493,492
0.25%, 11/01/2028(a)		111	94,817
5.25%, 12/06/2024	U.S.$	118	118,121
Banque Federative du Credit Mutuel SA 0.625%, 11/19/2027(a)	EUR	100	90,519
2.375%, 03/24/2026(a)		500	508,818
Barclays PLC 4.836%, 05/09/2028	U.S.$	650	598,608
5.088%, 06/20/2030		405	372,719
5.20%, 05/12/2026		515	500,549
7.325%, 11/02/2026		564	584,565
7.385%, 11/02/2028		544	565,479
8.00%, 03/15/2029(c)		11,342	10,686,528
Bbva Bancomer Sa/texas 1.875%, 09/18/2025(a)		600	546,862
BDO Unibank, Inc. 2.125%, 01/13/2026(a)		240	217,800
Belfius Bank SA 3.125%, 05/11/2026(a)	EUR	500	513,934
Berlin Hyp AG 1.25%, 01/22/2025		500	508,908
BNP Paribas SA 2.219%, 06/09/2026(a)	U.S.$	475	437,540
4.625%, 03/13/2027(a)		609	579,436
4.625%, 02/25/2031(a) (c)		3,804	2,944,882
7.75%, 08/16/2029(a) (c)		5,120	5,094,618

	Principal Amount (000)		U.S. $ Value

BPCE SA 2.875%, 04/22/2026(a)	EUR	500	$515,220
3.25%, 01/11/2028(a)	U.S.$	338	303,105
4.50%, 03/15/2025(a)		8,251	7,923,905
4.625%, 07/11/2024(a)		719	698,989
5.15%, 07/21/2024(a)		260	254,944
5.25%, 04/16/2029(a)	GBP	100	113,468
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	10,300	9,781,902
1.50%, 12/03/2026(a)	GBP	2,200	2,327,443
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	325	276,656
CBQ Finance Ltd. 2.00%, 05/12/2026(a)	U.S.$	450	405,225
Citigroup, Inc. 0.50%, 10/08/2027(a)	EUR	440	409,888
0.981%, 05/01/2025	U.S.$	615	575,718
3.352%, 04/24/2025		593	574,893
5.95%, 01/30/2023(c)		903	896,517
Series P 5.95%, 05/15/2025(c)		2,793	2,553,417
Series W 4.00%, 12/10/2025(c)		232	202,367
Series Y 4.15%, 11/15/2026(c)		7,121	5,861,524
Commonwealth Bank of Australia 2.688%, 03/11/2031(a)		365	280,508
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (c)	EUR	5,600	5,096,372
4.375%, 06/29/2027(a) (c)		6,200	5,901,884
4.625%, 05/23/2029(a)	GBP	125	137,907
Credit Agricole SA 3.25%, 01/14/2030(a)	U.S.$	371	303,878
4.375%, 03/17/2025(a)		589	568,464
Credit Suisse AG/London 0.25%, 01/05/2026(a)	EUR	531	483,016
0.25%, 09/01/2028(a)		455	350,431
Credit Suisse AG/New York NY 3.625%, 09/09/2024	U.S.$	271	253,158
Credit Suisse Group AG 3.25%, 04/02/2026(a)	EUR	425	408,223
3.75%, 03/26/2025	U.S.$	645	582,086
4.194%, 04/01/2031(a)		15,457	12,042,321
6.373%, 07/15/2026(a)		3,735	3,505,267
9.016%, 11/15/2033(a)		374	384,736
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	10,211	8,895,421
1.621%, 09/11/2026(a)	U.S.$	441	388,265
3.244%, 12/20/2025(a)		3,465	3,239,123
4.298%, 04/01/2028(a)		7,178	6,611,461

	Principal Amount (000)		U.S. $ Value

DBS Group Holdings Ltd. Series G 3.30%, 02/27/2025(a) (c)	U.S.$	240	$222,900
Deutsche Bank AG 1.625%, 01/20/2027(a)	EUR	500	471,320
1.75%, 11/19/2030(a)		300	251,220
2.625%, 02/12/2026(a)		7,400	7,463,702
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	U.S.$	240	229,397
6.119%, 07/14/2026		555	551,851
Discover Financial Services 6.70%, 11/29/2032		4,179	4,252,694
DNB Bank ASA 0.25%, 02/23/2029(a)	EUR	180	158,155
0.375%, 01/18/2028(a)		257	239,434
1.625%, 05/31/2026(a)		120	121,754
Doha Finance Ltd. 2.375%, 03/31/2026(a)	U.S.$	590	529,082
Erste Group Bank AG 0.875%, 05/13/2027(a)	EUR	300	281,010
1.625%, 09/08/2031(a)		200	184,904
4.25%, 10/15/2027(a) (c)		200	169,495
Federation des Caisses Desjardins du Quebec 4.40%, 08/23/2025(a)	U.S.$	315	307,119
4.55%, 08/23/2027(a)		618	593,006
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	458,940
Goldman Sachs Group, Inc. (The) 1.757%, 01/24/2025		619	592,397
3.615%, 03/15/2028		32	29,711
4.223%, 05/01/2029		230	214,225
4.25%, 01/29/2026(a)	GBP	335	392,184
4.693% (SOFR + 1.39%), 03/15/2024(d)	U.S.$	285	285,357
6.875%, 01/18/2038	GBP	75	97,433
HSBC Holdings PLC 1.645%, 04/18/2026	U.S.$	431	389,230
2.013%, 09/22/2028		699	582,026
3.125%, 06/07/2028	EUR	484	479,176
3.973%, 05/22/2030	U.S.$	420	366,889
4.18%, 12/09/2025		619	600,984
4.292%, 09/12/2026		204	195,705
4.60%, 12/17/2030(c)		7,312	5,738,046
4.755%, 06/09/2028		419	396,488
4.762%, 03/29/2033		363	313,902
5.21%, 08/11/2028		9,435	9,077,710
5.75%, 12/20/2027(a)	GBP	125	148,810
7.336%, 11/03/2026	U.S.$	10,146	10,550,760
7.39%, 11/03/2028		200	209,680
8.113%, 11/03/2033		456	482,969
Huntington National Bank (The) 5.699%, 11/18/2025		578	579,756
ING Groep NV 1.75%, 02/16/2031(a)	EUR	100	88,897
2.125%, 05/26/2031(a)		200	194,182
6.50%, 04/16/2025(c)	U.S.$	226	213,886

	Principal Amount (000)		U.S. $ Value

Intesa Sanpaolo SpA 1.35%, 02/24/2031(a)	EUR	250	$198,374
3.875%, 07/14/2027(a)	U.S.$	200	179,399
5.017%, 06/26/2024(a)		9,793	9,456,716
5.71%, 01/15/2026(a)		5,580	5,374,162
7.00%, 11/21/2025(a)		1,087	1,110,443
Series XR 3.25%, 09/23/2024(a)		610	578,664
4.00%, 09/23/2029(a)		200	170,476
Investec Bank PLC 1.25%, 08/11/2026(a)	EUR	461	441,298
JPMorgan Chase & Co. 0.563%, 02/16/2025	U.S.$	611	576,311
0.824%, 06/01/2025		283	263,962
1.09%, 03/11/2027(a)	EUR	7,804	7,592,037
1.578%, 04/22/2027	U.S.$	580	510,485
2.522%, 04/22/2031		206	168,534
2.545%, 11/08/2032		315	248,920
2.947%, 02/24/2028		720	651,752
3.22%, 03/01/2025		11	10,691
3.509%, 01/23/2029		235	213,146
3.96%, 01/29/2027		383	365,621
4.005%, 04/23/2029		149	138,022
4.323%, 04/26/2028		594	566,266
4.452%, 12/05/2029		604	567,820
4.565%, 06/14/2030		240	226,624
4.851%, 07/25/2028		268	261,643
5.546%, 12/15/2025		300	300,019
5.717%, 09/14/2033		175	171,965
Jyske Bank A/s 0.05%, 09/02/2026(a)	EUR	170	159,804
2.25%, 04/05/2029(a)		100	102,126
KBC Group NV 0.125%, 01/14/2029(a)		200	172,123
1.50%, 03/29/2026(a)		100	100,811
Kookmin Bank 2.50%, 11/04/2030(a)	U.S.$	810	641,439
Lloyds Banking Group PLC 1.50%, 09/12/2027(a)	EUR	508	487,617
3.574%, 11/07/2028	U.S.$	644	578,778
3.75%, 03/18/2028		285	262,522
5.125%, 12/27/2024(c)	GBP	200	222,620
7.953%, 11/15/2033	U.S.$	4,370	4,627,274
Macquarie Group Ltd. 0.35%, 03/03/2028(a)	EUR	555	480,615
0.625%, 02/03/2027(a)		100	92,152
5.491%, 11/09/2033(a)	U.S.$	124	116,982
Mitsubishi UFJ Financial Group, Inc. 5.354%, 09/13/2028		200	197,982
Mizuho Financial Group, Inc. 0.184%, 04/13/2026(a)	EUR	528	499,921
0.47%, 09/06/2029(a)		135	115,815

	Principal Amount (000)		U.S. $ Value

2.26%, 07/09/2032	U.S.$	200	$152,727
4.353%, 10/20/2025(a)		325	315,193
5.414%, 09/13/2028		200	199,554
Morgan Stanley 0.406%, 10/29/2027	EUR	14,525	13,430,277
0.495%, 10/26/2029		280	239,860
0.497%, 02/07/2031		100	81,032
0.79%, 05/30/2025	U.S.$	619	576,765
0.791%, 01/22/2025		609	576,744
1.164%, 10/21/2025		626	576,000
2.72%, 07/22/2025		601	574,943
2.95%, 05/07/2032	EUR	235	222,995
3.772%, 01/24/2029	U.S.$	95	86,948
4.21%, 04/20/2028		309	293,502
4.679%, 07/17/2026		152	149,531
4.813%, 10/25/2028	EUR	7,920	8,632,056
6.296%, 10/18/2028	U.S.$	245	252,546
Series G 2.625%, 03/09/2027	GBP	245	267,333
Nanyang Commercial Bank Ltd. 3.80%, 11/20/2029(a)	U.S.$	570	534,660
National Australia Bank Ltd. 1.375%, 08/30/2028(a)	EUR	102	96,837
National Bank of Canada 3.75%, 06/09/2025	U.S.$	590	574,017
National Securities Clearing Corp. 5.10%, 11/21/2027(a)		250	251,310
Nationwide Building Society 0.25%, 09/14/2028(a)	EUR	554	475,389
2.972%, 02/16/2028(a)	U.S.$	4,664	4,109,665
4.00%, 09/14/2026(a)		250	229,356
4.089% (SOFR + 1.29%), 02/16/2028(a) (d)		290	271,851
NatWest Group PLC 0.78%, 02/26/2030(a)	EUR	17,390	14,585,012
3.622%, 08/14/2030(a)	GBP	105	116,863
4.445%, 05/08/2030	U.S.$	455	412,771
5.076%, 01/27/2030		791	743,633
7.472%, 11/10/2026		2,612	2,719,458
NatWest Markets PLC 0.125%, 11/12/2025(a)	EUR	105	100,569
0.125%, 06/18/2026(a)		534	498,299
1.60%, 09/29/2026(a)	U.S.$	400	346,975
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)		290	266,039
NIBC Bank NV 0.25%, 09/09/2026(a)	EUR	500	450,190
Nykredit Realkredit AS 0.25%, 01/13/2026(a)		528	498,200
OP Corporate Bank PLC 0.375%, 06/16/2028(a)		554	479,560
Oversea-Chinese Banking Corp. Ltd. 1.832%, 09/10/2030(a)	U.S.$	530	476,226

	Principal Amount (000)		U.S. $ Value

Philippine National Bank 3.28%, 09/27/2024(a)	U.S.$	480	$451,290
PNC Financial Services Group, Inc. (The) Series O 8.118% (LIBOR 3 Month + 3.68%), 02/01/2023(c) (d)		1,214	1,215,688
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	272,869
QNB Finance Ltd. 1.375%, 01/26/2026(a)		510	455,271
2.75%, 02/12/2027(a)		240	220,520
Raiffeisen Bank International AG 0.05%, 09/01/2027(a)	EUR	600	512,061
Santander Consumer Bank AS 0.125%, 09/11/2024(a)		200	200,994
Santander Holdings USA, Inc. 2.49%, 01/06/2028	U.S.$	5,605	4,822,040
5.807%, 09/09/2026		120	118,933
Santander UK Group Holdings PLC 0.603%, 09/13/2029(a)	EUR	1,438	1,195,447
2.469%, 01/11/2028	U.S.$	450	384,538
6.833%, 11/21/2026		9,322	9,429,631
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	671,555
Shinhan Financial Group Co., Ltd. 3.34%, 02/05/2030(a)		540	499,095
5.875%, 08/13/2023(a) (c)		230	225,975
Siam Commercial Bank PCL/Cayman Islands Series G 4.40%, 02/11/2029(a)		350	332,894
Societe Generale SA 0.125%, 02/18/2028(a)	EUR	600	530,242
1.50%, 05/30/2025(a)		100	103,676
2.797%, 01/19/2028(a)	U.S.$	16,809	14,675,415
Standard Chartered PLC 0.80%, 11/17/2029(a)	EUR	195	165,424
2.608%, 01/12/2028(a)	U.S.$	12,199	10,575,798
2.819%, 01/30/2026(a)		693	644,529
3.125%, 11/19/2024(a)	EUR	479	503,372
5.925% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)	U.S.$	12,300	9,471,000
7.776%, 11/16/2025(a)		595	613,650
Sumitomo Mitsui Financial Group, Inc. 0.632%, 10/23/2029(a)	EUR	110	93,164
1.546%, 06/15/2026(a)		499	493,097
3.04%, 07/16/2029	U.S.$	585	505,970
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)		200	163,626
Swedbank AB 0.20%, 01/12/2028(a)	EUR	556	486,957

	Principal Amount (000)		U.S. $ Value

Series G 0.25%, 11/02/2026(a)	EUR	265	$248,394
Series NC5
5.625%, 09/17/2024(a) (c)	U.S.$	3,600	3,447,723
Toronto-Dominion Bank (The) 0.50%, 01/18/2027(a)	EUR	526	488,986
UBS Group AG 0.25%, 02/24/2028(a)		547	476,241
3.126%, 08/13/2030(a)	U.S.$	295	249,353
4.312% (SOFR + 1.58%), 05/12/2026(a) (d)		17,565	17,605,157
5.125%, 07/29/2026(a) (c)		200	186,834
UniCredit SpA 1.982%, 06/03/2027(a)		619	527,194
2.569%, 09/22/2026(a)		15,592	13,800,807
3.127%, 06/03/2032(a)		9,762	7,388,089
United Overseas Bank Ltd. 2.00%, 10/14/2031(a)		200	174,534
Series G 1.75%, 03/16/2031(a)		250	221,088
Virgin Money UK PLC Series G 5.125%, 12/11/2030(a)	GBP	135	151,101
Visa, Inc. 1.50%, 06/15/2026	EUR	375	376,650
1.90%, 04/15/2027	U.S.$	262	236,412
2.75%, 09/15/2027		602	558,153
Wells Fargo & Co. 0.805%, 05/19/2025		74	69,283
2.393%, 06/02/2028		200	176,383
4.54%, 08/15/2026		123	120,646
Western Union Co. (The) 2.75%, 03/15/2031		221	167,210
Westpac Banking Corp. 5.35%, 10/18/2024		113	113,830
5.457%, 11/18/2027		113	115,379
Series G 4.322%, 11/23/2031		185	173,289
Woori Bank 5.125%, 08/06/2028(a)		210	198,404
Yorkshire Building Society 0.50%, 07/01/2028(a)	EUR	553	478,027

			429,606,829

Brokerage – 0.2%
Abrdn PLC 4.25%, 06/30/2028(a)	U.S.$	299	263,472
Blue Owl Finance LLC 4.375%, 02/15/2032(a)		133	105,530
Brookfield Finance, Inc. 3.90%, 01/25/2028		583	536,124
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(c)		11,930	10,345,125

	Principal Amount (000)		U.S. $ Value

Clearstream Banking AG Zero Coupon, 12/01/2025(a)	EUR	200	$193,434
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	304,556

			11,748,241

Finance – 1.0%
Aareal Bank AG 0.75%, 04/18/2028(a)	EUR	500	424,111
Air Lease Corp. 2.10%, 09/01/2028	U.S.$	2,747	2,242,066
3.25%, 03/01/2025		568	539,376
3.625%, 04/01/2027		827	754,175
4.625%, 10/01/2028		1,502	1,406,797
Aircastle Ltd. 2.85%, 01/26/2028(a)		9,362	7,660,721
4.25%, 06/15/2026		4,586	4,317,609
5.25%, 08/11/2025(a)		6,102	5,875,047
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		1,832	1,595,970
1.95%, 09/20/2026(a)		2,125	1,795,822
3.50%, 11/01/2027(a)		1,342	1,174,292
4.125%, 08/01/2025(a)		23	21,374
4.375%, 01/30/2024(a)		1,889	1,843,469
4.875%, 10/01/2025(a)		926	872,349
5.50%, 12/15/2024(a)		5,268	5,168,198
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026		139	114,313
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	591,499
CCBL Cayman 1 Corp. Ltd. 1.80%, 07/22/2026(a)		400	355,575
CDBL Funding 1 3.50%, 10/24/2027(a)		430	393,459
China Development Bank Financial Leasing Co., Ltd. 2.875%, 09/28/2030(a)		350	322,722
EQT AB 0.875%, 05/14/2031(a)	EUR	586	432,879
Huarong Finance 2017 Co., Ltd. 4.25%, 11/07/2027(a)	U.S.$	530	447,850
4.75%, 04/27/2027(a)		290	253,623
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		260	238,518
3.375%, 02/24/2030(a)		570	431,348
ICBCIL Finance Co., Ltd. 3.625%, 05/19/2026(a)		230	218,615
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	737,257
KKR Group Finance Co. X LLC 3.25%, 12/15/2051(a)		139	88,204

	Principal Amount (000)		U.S. $ Value

OWL Rock Core Income Corp. 7.75%, 09/16/2027(a)	U.S.$	571	$568,123
Owl Rock Technology Finance Corp. 2.50%, 01/15/2027		288	234,825
Power Finance Corp., Ltd. Series G 3.35%, 05/16/203(a)		360	297,508
Prospect Capital Corp. 3.364%, 11/15/2026		666	555,499
Synchrony Financial 2.875%, 10/28/2031		9,262	6,902,400
3.95%, 12/01/2027		1,270	1,133,686
5.15%, 03/19/2029		220	207,544

			50,216,823

Insurance – 1.2%
ACE Capital Trust II 9.70%, 04/01/2030		150	186,051
Aegon NV 5.50%, 04/11/2048		653	587,843
Ageas SA/NV 1.875%, 11/24/2051(a)	EUR	100	76,466
Allianz SE 2.121%, 07/08/2050(a)		1,900	1,640,192
2.241%, 07/07/2045(a)		200	199,814
3.099%, 07/06/2047(a)		200	197,455
3.375%, 09/18/2024(a) (c)		200	206,326
4.252%, 07/05/2052(a)		6,800	6,673,708
4.75%, 10/24/2023(a) (c)		200	212,472
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(a)	U.S.$	597	547,546
5.75%, 08/15/2050(a)		365	346,978
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 3.50%, 10/01/2046(a)	EUR	155	156,227
Assicurazioni Generali SpA 3.875%, 01/29/2029(a)		305	311,398
Athene Global Funding 0.366%, 09/10/2026(a)		107	96,755
0.832%, 01/08/2027(a)		530	482,080
0.95%, 01/08/2024(a)	U.S.$	201	191,317
2.646%, 10/04/2031(a)		139	106,158
2.717%, 01/07/2029(a)		13	10,751
Athene Holding Ltd. 3.45%, 05/15/2052		139	85,817
3.50%, 01/15/2031		454	373,949
4.125%, 01/12/2028		467	429,425
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	125,112
AXA SA 3.25%, 05/28/2049(a)	EUR	299	283,037
4.25%, 03/10/2043(a)		138	134,621

	Principal Amount (000)		U.S. $ Value

Berkshire Hathaway, Inc. 2.15%, 03/15/2028	EUR	280	$276,241
Cloverie PLC for Zurich Insurance Co., Ltd. 5.625%, 06/24/2046(a)	U.S.$	859	837,859
CNP Assurances 1.25%, 01/27/2029(a)	EUR	500	430,362
2.50%, 06/30/2051(a)		200	173,557
Coface SA 6.00%, 09/22/2032(a)		200	207,271
Credit Agricole Assurances SA 4.75%, 09/27/2048(a)		8,900	9,176,820
Elevance Health, Inc. 2.375%, 01/15/2025	U.S.$	46	43,670
3.35%, 12/01/2024		575	558,126
F&G Global Funding 5.15%, 07/07/2025(a)		594	580,815
Fairfax Financial Holdings Ltd. 5.625%, 08/16/2032(a)		123	115,506
GA Global Funding Trust 2.25%, 01/06/2027(a)		150	132,278
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		149	122,626
Humana, Inc. 5.75%, 03/01/2028		77	78,687
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	8,585	8,094,450
Massmutual Global Funding Ii 5.05%, 12/07/2027(a)	U.S.$	200	202,284
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		110	119,078
MetLife, Inc. 9.25%, 04/08/2038(a)		232	270,875
Metropolitan Life Global Funding I 4.30%, 08/25/2029(a)		614	581,758
5.232% (SOFR + 0.91%), 03/21/2025(a) (d)		285	282,980
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)	EUR	300	224,054
1.25%, 05/26/2041(a)		100	80,019
3.25%, 05/26/2049(a)		3,700	3,540,852
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	4,295	5,561,012
New York Life Insurance Co. 4.45%, 05/15/2069(a)		80	66,665
Protective Life Global Funding 3.218%, 03/28/2025(a)		150	142,791
4.714%, 07/06/2027(a)		150	145,439
Prudential Financial, Inc. 5.20%, 03/15/2044		385	370,240
5.625%, 06/15/2043		435	428,477

	Principal Amount (000)		U.S. $ Value

QBE Insurance Group Ltd. 5.875%, 05/12/2025(a) (c)	U.S.$	325	$307,350
Sammons Financial Group, Inc. 4.75%, 04/08/2032(a)		129	107,105
Sampo Oyj 2.50%, 09/03/2052(a)	EUR	296	236,596
Swiss Re Finance Luxembourg SA 4.25%, 09/04/2024(a) (c)	U.S.$	200	175,671
UNIQA Insurance Group AG 1.375%, 07/09/2030(a)	EUR	500	425,874
UnitedHealth Group, Inc. 3.875%, 08/15/2059	U.S.$	644	506,092
4.75%, 05/15/2052		121	112,133
4.95%, 05/15/2062		616	579,676
5.875%, 02/15/2053		111	120,517
6.05%, 02/15/2063		231	254,365
Voya Financial, Inc. 5.65%, 05/15/2053		12,751	12,524,981

			61,856,650

Other Finance – 0.0%
China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(a)		510	413,355
Computershare US, Inc. 1.125%, 10/07/2031(a)	EUR	305	238,638
Intercontinental Exchange, Inc. 5.20%, 06/15/2062	U.S.$	122	115,809

			767,802

REITs – 1.5%
Acef Holding SCA 1.25%, 04/26/2030(a)	EUR	436	323,819
American Tower Corp. 0.40%, 02/15/2027		270	246,715
0.50%, 01/15/2028		196	172,009
0.875%, 05/21/2029		16,895	14,375,415
4.00%, 06/01/2025	U.S.$	282	274,561
Annington Funding PLC 3.184%, 07/12/2029(a)	GBP	3,571	3,585,623
Aroundtown SA 0.375%, 04/15/2027(a)	EUR	100	70,694
Boston Properties LP 6.75%, 12/01/2027	U.S.$	162	167,299
Brandywine Operating Partnership LP 7.55%, 03/15/2028		601	590,112
Castellum Helsinki Finance Holding Abp 0.875%, 09/17/2029(a)	EUR	596	411,860
CBRE Services, Inc. 2.50%, 04/01/2031	U.S.$	647	511,366
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	15,955	15,818,446

	Principal Amount (000)		U.S. $ Value

Digital Intrepid Holding BV 0.625%, 07/15/2031(a)	EUR	330	$241,745
Equinix, Inc. 3.90%, 04/15/2032	U.S.$	129	114,259
Essential Properties LP 2.95%, 07/15/2031		10,801	7,832,352
Fastighets AB Balder 1.25%, 01/28/2028(a)	EUR	265	195,782
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	5,638	4,511,528
Heimstaden Bostad Treasury BV 0.75%, 09/06/2029(a)	EUR	275	196,694
Host Hotels & Resorts LP Series J 2.90%, 12/15/2031	U.S.$	105	80,383
Icade Sante SACA 0.875%, 11/04/2029(a)	EUR	300	235,863
MAF Sukuk Ltd. 3.933%, 02/28/2030(a)	U.S.$	340	314,670
MPT Operating Partnership LP/MPT Finance Corp. 3.325%, 03/24/2025	EUR	100	96,954
NE Property BV 1.75%, 11/23/2024(a)		509	504,165
Nerval SAS 2.875%, 04/14/2032(a)		300	256,429
Office Properties Income Trust 2.40%, 02/01/2027	U.S.$	365	267,676
3.45%, 10/15/2031		534	359,964
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		8,923	6,453,875
3.375%, 02/01/2031		405	313,141
3.625%, 10/01/2029		1,382	1,135,891
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	145	128,561
1.00%, 02/08/2029		220	194,849
Realty Income Corp. 1.125%, 07/13/2027	GBP	230	228,171
Regency Centers LP 4.40%, 02/01/2047	U.S.$	33	25,411
Sabra Health Care LP 5.125%, 08/15/2026		320	304,788
Samhallsbyggnadsbolaget i Norden AB 1.125%, 09/04/2026(a)	EUR	100	79,191
SBB Treasury Oyj 0.75%, 12/14/2028(a)		10,119	6,906,790
1.125%, 11/26/2029(a)		314	213,623
Segro Capital Sarl 1.875%, 03/23/2030(a)		273	247,687
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)		200	166,453
Spirit Realty LP 4.45%, 09/15/2026	U.S.$	393	375,194
Trust Fibra Uno 4.869%, 01/15/2030(a)		735	630,400
6.39%, 01/15/2050(a)		205	165,512

	Principal Amount (000)		U.S. $ Value

Unibail - Rodamco-Westfield SE 2.25%, 05/14/2038(a)	EUR	300	$231,377
VICI Properties LP 4.75%, 02/15/2028	U.S.$	123	116,845
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)		101	94,255
Vornado Realty LP 3.40%, 06/01/2031		233	172,887
WEA Finance LLC 2.875%, 01/15/2027(a)		650	557,746
Weyerhaeuser Co. 7.375%, 03/15/2032		140	155,081
WPC Eurobond BV 0.95%, 06/01/2030	EUR	582	450,292
1.35%, 04/15/2028		10,003	8,887,612

			79,992,015

			634,188,360

Industrial – 11.0%
Basic – 0.3%
Air Products and Chemicals, Inc. 0.50%, 05/05/2028		175	160,284
Amcor Flexibles North America, Inc. 2.69%, 05/25/2031	U.S.$	651	528,981
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	96,916
Anglo American Capital PLC 1.625%, 09/18/2025(a)		506	510,097
1.625%, 03/11/2026(a)		210	208,539
2.625%, 09/10/2030(a)	U.S.$	260	211,532
5.625%, 04/01/2030(a)		260	257,457
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	125	113,747
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	450	402,834
Celanese US Holdings LLC 5.90%, 07/05/2024		130	129,931
6.05%, 03/15/2025		90	89,744
6.165%, 07/15/2027		311	307,144
6.33%, 07/15/2029		311	302,706
Celulosa Arauco y Constitucion SA 3.875%, 11/02/2027		200	187,163
4.20%, 01/29/2030(a)		470	437,482
5.50%, 04/30/2049(a)		260	230,393
Dow Chemical Co. (The) 6.90%, 05/15/2053		111	121,086
9.40%, 05/15/2039		279	368,265
Equate Petrochemical BV 2.625%, 04/28/2028(a)		1,000	868,000
Freeport Indonesia PT 4.763%, 04/14/2027(a)		320	306,835
5.315%, 04/14/2032(a)		404	370,714

	Principal Amount (000)		U.S. $ Value

Fresnillo PLC 4.25%, 10/02/2050(a)	U.S.$	240	$188,520
GC Treasury Center Co., Ltd. 2.98%, 03/18/2031(a)		310	248,833
4.40%, 03/30/2032(a)		200	175,600
Glencore Capital Finance DAC 1.125%, 03/10/2028(a)	EUR	2,094	1,846,029
Glencore Finance Europe Ltd. 3.125%, 03/26/2026(a)	GBP	105	117,520
3.75%, 04/01/2026(a)	EUR	160	169,130
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)	U.S.$	200	202,038
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	189,578
Inversiones CMPC SA 3.00%, 04/06/2031(a)		530	443,312
LANXESS AG 0.625%, 12/01/2029(a)	EUR	600	493,937
LG Chem Ltd. 2.375%, 07/07/2031(a)	U.S.$	510	398,693
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	199,856
Mondi Finance Europe GmbH 2.375%, 04/01/2028(a)		490	484,461
Nucor Corp. 4.30%, 05/23/2027	U.S.$	128	124,556
SABIC Capital I BV 2.15%, 09/14/2030(a)		1,020	855,397
Southern Copper Corp. 3.875%, 04/23/2025		180	173,621
5.875%, 04/23/2045		170	174,233
Suzano Austria GmbH 5.00%, 01/15/2030		200	187,100
Series DM3N 3.125%, 01/15/2032		500	389,375
UPL Corp. Ltd. 4.625%, 06/16/2030(a)		380	296,590
Vale Overseas Ltd. 3.75%, 07/08/2030		200	174,725

			13,742,954

Capital Goods – 0.1%
3M Co. 2.375%, 08/26/2029		637	540,681
Carlisle Cos., Inc. 0.55%, 09/01/2023		323	312,582
CNH Industrial Capital LLC 1.45%, 07/15/2026		205	181,239
CNH Industrial Finance Europe SA 1.625%, 07/03/2029(a)	EUR	261	238,431
1.75%, 09/12/2025(a)		210	212,677
Eaton Corp. 4.70%, 08/23/2052	U.S.$	180	164,090

	Principal Amount (000)		U.S. $ Value

Emerson Electric Co. 0.875%, 10/15/2026	U.S.$	655	$567,506
HeidelbergCement Finance Luxembourg SA 1.75%, 04/24/2028(a)	EUR	180	172,562
IDEX Corp. 2.625%, 06/15/2031	U.S.$	667	553,855
Lockheed Martin Corp. 5.70%, 11/15/2054		295	312,844
5.90%, 11/15/2063		521	562,741
Metso Outotec Oyj 0.875%, 05/26/2028(a)	EUR	179	156,214
Safran SA 0.125%, 03/16/2026(a)		500	479,559
Schneider Electric SE 0.25%, 09/09/2024(a)		100	101,741
1.50%, 09/08/2023(a)		200	212,362
St Marys Cement, Inc. Canada 5.75%, 01/28/2027(a)	U.S.$	440	440,085
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		410	326,924

			5,536,093

Communications - Media – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		330	241,471
5.375%, 05/01/2047		2,760	2,174,738
5.75%, 04/01/2048		245	201,487
6.484%, 10/23/2045		115	104,219
Comcast Corp. 1.875%, 02/20/2036	GBP	122	104,432
3.90%, 03/01/2038	U.S.$	230	199,404
4.049%, 11/01/2052		300	241,370
4.65%, 07/15/2042		210	189,628
Cox Communications, Inc. 4.50%, 06/30/2043(a)		155	125,472
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		145	130,032
Discovery Communications LLC 1.90%, 03/19/2027	EUR	144	139,394
5.20%, 09/20/2047	U.S.$	9,179	6,857,914
5.30%, 05/15/2049		3,856	2,922,679
Fox Corp. 3.50%, 04/08/2030		190	168,021
5.476%, 01/25/2039		240	218,192
Grupo Televisa SAB 6.625%, 01/15/2040		350	359,800
Informa PLC 2.125%, 10/06/2025(a)	EUR	496	504,059
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	U.S.$	105	74,009
4.75%, 03/30/2030		175	165,038

	Principal Amount (000)		U.S. $ Value

ITV PLC 1.375%, 09/26/2026(a)	EUR	517	$499,511
JCDecaux SA 1.625%, 02/07/2030(a)		100	85,499
2.625%, 04/24/2028(a)		500	477,446
Meta Platforms, Inc. 4.65%, 08/15/2062(a)	U.S.$	92	73,594
Netflix, Inc. 3.625%, 05/15/2027	EUR	6,300	6,467,656
4.625%, 05/15/2029		5,971	6,243,834
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	U.S.$	197	192,902
Paramount Global 4.20%, 05/19/2032		2,223	1,817,466
Prosus NV 1.539%, 08/03/2028(a)	EUR	230	198,889
2.778%, 01/19/2034(a)		199	152,859
3.257%, 01/19/2027(a)	U.S.$	250	224,375
3.68%, 01/21/2030(a)		970	804,069
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)		820	669,637
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	97,107
Walt Disney Co. (The) 3.80%, 05/13/2060	U.S.$	215	165,187
Warnermedia Holdings, Inc. 3.755%, 03/15/2027(a)		4,535	4,093,034
5.05%, 03/15/2042(a)		190	146,110
Weibo Corp. 3.375%, 07/08/2030		3,992	3,042,154
3.50%, 07/05/2024		290	279,865
Wolters Kluwer NV 0.75%, 07/03/2030(a)	EUR	100	85,416

			40,937,969

Communications - Telecommunications – 1.2%
America Movil SAB de CV 2.875%, 05/07/2030	U.S.$	340	289,276
AT&T, Inc. 3.55%, 09/15/2055		320	216,134
Series B 2.875%, 03/02/2025(c)	EUR	300	287,987
Bell Telephone Co. of Canada or Bell Canada (The) 3.00%, 03/17/2031	CAD	2,381	1,516,652
5.85%, 11/10/2032		7,893	6,117,326
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	6,607	7,905,119
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	16,235	14,400,112
Corning, Inc. 5.45%, 11/15/2079	U.S.$	80	69,359

	Principal Amount (000)		U.S. $ Value

Deutsche Telekom International Finance BV 2.00%, 12/01/2029(a)	EUR	246	$237,190
8.75%, 06/15/2030	U.S.$	325	383,438
8.875%, 11/27/2028	GBP	3,702	5,336,991
Eutelsat SA 1.50%, 10/13/2028(a)	EUR	300	229,491
HKT Capital No. 4 Ltd. 3.00%, 07/14/2026(a)	U.S.$	760	698,630
Koninklijke KPN NV 0.625%, 04/09/2025(a)	EUR	500	500,813
NTT Finance Corp. 0.082%, 12/13/2025(a)		521	504,788
0.399%, 12/13/2028(a)		109	96,208
O2 Telefonica Deutschland Finanzierungs GmbH 1.75%, 07/05/2025(a)		500	507,295
Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	740	634,550
Orange SA 2.375%, 01/15/2025(a) (c)	EUR	200	202,213
5.25%, 02/07/2024(a) (c)		160	172,345
PLDT, Inc. 2.50%, 01/23/2031(a)	U.S.$	870	669,519
SingTel Group Treasury Pte Ltd. 2.375%, 08/28/2029(a)		290	247,007
T-Mobile USA, Inc. 2.625%, 04/15/2026		200	183,177
TELUS Corp. 5.25%, 11/15/2032	CAD	10,367	7,618,262
Verizon Communications, Inc. 1.875%, 09/19/2030	GBP	355	341,017
4.25%, 10/31/2030	EUR	12,944	13,984,239
Vodafone Group PLC 3.00%, 08/12/2056(a)	GBP	100	73,717
4.20%, 12/13/2027(a)	AUD	320	204,641
5.125%, 06/19/2059	U.S.$	250	214,310

			63,841,806

Consumer Cyclical - Automotive – 0.5%
Aptiv PLC 1.50%, 03/10/2025	EUR	210	213,108
Aptiv PLC/Aptiv Corp. 4.15%, 05/01/2052	U.S.$	79	57,235
General Motors Co. 5.00%, 10/01/2028		265	254,772
5.00%, 04/01/2035		316	271,952
5.40%, 10/15/2029		122	116,675
5.60%, 10/15/2032		122	113,770
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		14,185	12,676,248
3.35%, 06/08/2025(a)		335	313,881
Hella GmbH & Co. KGaA 1.00%, 05/17/2024	EUR	505	520,620
Hyundai Capital America 1.30%, 01/08/2026(a)	U.S.$	365	319,581

	Principal Amount (000)		U.S. $ Value

1.50%, 06/15/2026(a)	U.S.$	660	$573,865
2.10%, 09/15/2028(a)		713	587,957
2.375%, 10/15/2027(a)		590	504,584
Hyundai Motor Manufacturing Indonesia PT 1.75%, 05/06/2026(a)		250	214,344
Kia Corp. 2.75%, 02/14/2027(a)		290	254,475
3.50%, 10/25/2027(a)		230	204,866
Lear Corp. 3.50%, 05/30/2030		802	677,545
Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(a)		256	257,488
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		1,878	1,570,556
2.75%, 03/09/2028(a)		255	206,735
Nissan Motor Co., Ltd. 3.522%, 09/17/2025(a)		261	242,641
RCI Banque SA 1.75%, 04/10/2026(a)	EUR	521	510,018
Toyota Motor Credit Corp. 5.45%, 11/10/2027	U.S.$	165	168,900
Volkswagen Financial Services NV 0.875%, 02/20/2025(a)	GBP	100	109,200
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	400	346,727
3.50%, 06/17/2025(a) (c)		5,500	5,447,857
3.875%, 06/14/2027(a) (c)		300	284,293
3.875%, 06/17/2029(a) (c)		100	88,783
4.125%, 11/16/2038(a)		100	97,248
Series 10Y 1.875%, 03/30/2027(a)		100	96,175

			27,302,099

Consumer Cyclical - Entertainment – 0.0%
CPUK Finance Ltd. 3.588%, 08/28/2025(a)	GBP	275	308,756

Consumer Cyclical - Other – 0.2%
Gohl Capital Ltd. 4.25%, 01/24/2027(a)	U.S.$	220	195,566
HOCHTIEF AG 0.625%, 04/26/2029(a)	EUR	180	143,444
Imerys SA 1.50%, 01/15/2027(a)		500	481,899
InterContinental Hotels Group PLC 1.625%, 10/08/2024(a)		403	412,560
Marriott International, Inc./MD Series AA 4.65%, 12/01/2028	U.S.$	218	209,173
MDC Holdings, Inc. 2.50%, 01/15/2031		315	226,474
6.00%, 01/15/2043		11,397	9,325,854

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 2.652%, 03/17/2026(a)	EUR	125	$123,945
NVR, Inc. 3.00%, 05/15/2030	U.S.$	661	554,654
Owens Corning 7.00%, 12/01/2036		50	53,332
Sands China Ltd. 3.75%, 08/08/2031		1,060	837,885

			12,564,786

Consumer Cyclical - Restaurants – 0.0%
McDonald’s Corp. 4.45%, 09/01/2048		143	125,361
5.15%, 09/09/2052		120	115,829

			241,190

Consumer Cyclical - Retailers – 0.4%
Alimentation Couche-Tard, Inc. 1.875%, 05/06/2026(a)	EUR	506	500,517
3.55%, 07/26/2027(a)	U.S.$	643	592,877
AutoNation, Inc. 3.80%, 11/15/2027		5,371	4,879,973
3.85%, 03/01/2032		572	457,199
4.75%, 06/01/2030		1,223	1,094,413
CK Hutchison Europe Finance 21 Ltd. 0.75%, 11/02/2029(a)	EUR	245	204,309
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	790	647,915
Falabella SA 3.75%, 10/30/2027(a)		261	235,601
Home Depot, Inc. (The) 3.50%, 09/15/2056		194	145,193
4.50%, 12/06/2048		370	338,826
4.95%, 09/15/2052		461	445,421
5.875%, 12/16/2036		489	523,227
Lowe’s Cos., Inc. 4.05%, 05/03/2047		360	282,659
5.00%, 04/15/2033		120	117,418
5.625%, 04/15/2053		120	115,654
5.80%, 09/15/2062		569	548,659
PVH Corp. 3.125%, 12/15/2027(a)	EUR	8,275	8,035,205
3.625%, 07/15/2024(a)		481	512,747
4.625%, 07/10/2025	U.S.$	185	178,649
VF Corp. 0.25%, 02/25/2028	EUR	100	88,383
Walmart, Inc. 4.50%, 09/09/2052	U.S.$	120	114,507

			20,059,352

Consumer Non-Cyclical – 1.2%
AbbVie, Inc. 2.625%, 11/15/2028	EUR	320	324,672
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	13,197,272

	Principal Amount (000)		U.S. $ Value

3.875%, 09/16/2046	U.S.$	160	$106,793
4.00%, 02/04/2061		621	404,733
4.80%, 02/14/2029		135	129,438
5.80%, 02/14/2039		130	119,226
American Medical Systems Europe BV 1.375%, 03/08/2028	EUR	180	169,785
AmerisourceBergen Corp. 2.70%, 03/15/2031	U.S.$	381	316,070
2.80%, 05/15/2030		245	207,772
4.30%, 12/15/2047		146	121,300
Amgen, Inc. 3.35%, 02/22/2032		58	50,611
4.20%, 02/22/2052		220	176,630
4.40%, 05/01/2045		225	187,964
4.40%, 02/22/2062		195	156,433
4.663%, 06/15/2051		213	184,316
4.875%, 03/01/2053		720	641,151
Anheuser-Busch InBev SA/NV 2.75%, 03/17/2036(a)	EUR	100	92,189
9.75%, 07/30/2024(a)	GBP	335	435,261
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	U.S.$	636	590,180
3.25%, 03/27/2030		627	563,777
4.535%, 03/26/2042		91	82,810
5.935%, 10/01/2032		190	203,261
Asahi Group Holdings Ltd. 0.336%, 04/19/2027(a)	EUR	535	490,917
0.541%, 10/23/2028(a)		109	95,650
Ascension Health Series B 2.532%, 11/15/2029	U.S.$	656	562,009
Astrazeneca Finance LLC 1.20%, 05/28/2026		616	548,848
AstraZeneca PLC 0.70%, 04/08/2026		667	586,387
BAT Capital Corp. 3.215%, 09/06/2026		616	569,002
4.54%, 08/15/2047		70	49,757
7.75%, 10/19/2032		115	123,744
BAT International Finance PLC 2.25%, 09/09/2052(a)	GBP	110	55,110
4.448%, 03/16/2028	U.S.$	852	788,158
Baxter International, Inc. 1.30%, 05/15/2029	EUR	521	467,261
Bayer AG 0.375%, 01/12/2029(a)		600	518,941
Becton Dickinson Euro Finance SARL 0.334%, 08/13/2028		370	325,950
Biogen, Inc. 3.25%, 02/15/2051	U.S.$	85	56,955
4.05%, 09/15/2025		539	523,377
Boston Scientific Corp. 0.625%, 12/01/2027	EUR	310	284,903
Bristol-Myers Squibb Co. 1.125%, 11/13/2027	U.S.$	703	600,935
3.90%, 03/15/2062		570	445,134

	Principal Amount (000)		U.S. $ Value

British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a) (c)	EUR	10,456	$8,663,756
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	U.S.$	717	588,574
Cardinal Health, Inc. 4.90%, 09/15/2045		250	212,940
Cargill, Inc. 4.375%, 04/22/2052(a)		311	270,591
4.875%, 10/10/2025(a)		370	368,566
5.125%, 10/11/2032(a)		66	66,182
Cencosud SA 4.375%, 07/17/2027(a)		230	217,753
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	167,663
Cigna Corp. 3.40%, 03/01/2027		597	560,248
3.40%, 03/15/2050		375	266,082
4.80%, 08/15/2038		574	534,896
4.80%, 07/15/2046		193	173,511
4.90%, 12/15/2048		133	120,735
Coca-Cola Co. (The) 0.125%, 03/09/2029	EUR	180	158,008
1.45%, 06/01/2027	U.S.$	505	446,007
CommonSpirit Health 3.347%, 10/01/2029		651	564,110
CVS Health Corp. 4.25%, 04/01/2050		205	164,598
4.78%, 03/25/2038		295	270,300
DH Europe Finance II Sarl 2.60%, 11/15/2029		345	301,469
Diageo Capital BV 1.50%, 06/08/2029(a)	EUR	126	119,620
Diageo Finance PLC 0.125%, 10/12/2023(a)		136	142,798
1.875%, 03/27/2027(a)		235	236,203
Essity AB 0.25%, 02/08/2031(a)		588	459,196
Fresenius Medical Care US Finance III, Inc. 3.75%, 06/15/2029(a)	U.S.$	190	160,630
GE Healthcare Holding LLC 5.55%, 11/15/2024(a)		375	376,203
General Mills, Inc. 0.45%, 01/15/2026	EUR	519	505,510
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	145	93,838
4.80%, 04/01/2044		280	258,290
HCA, Inc. 5.50%, 06/15/2047		366	325,586
Hormel Foods Corp. 1.80%, 06/11/2030		266	216,895
Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	4,161	3,113,300

	Principal Amount (000)		U.S. $ Value

Indofood CBP Sukses Makmur Tbk PT 3.398%, 06/09/2031(a)	U.S.$	490	$403,691
Ingredion, Inc. 2.90%, 06/01/2030		361	305,812
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.50%, 01/15/2030(a)		469	446,241
Johnson & Johnson 5.85%, 07/15/2038		187	207,609
JT International Financial Services BV 6.875%, 10/24/2032(a)		563	596,510
Kellogg Co. 1.25%, 03/10/2025	EUR	500	510,967
Keurig Dr Pepper, Inc. 4.05%, 04/15/2032	U.S.$	127	115,561
4.50%, 04/15/2052		634	531,267
McKesson Corp. 1.50%, 11/17/2025	EUR	226	227,093
3.125%, 02/17/2029	GBP	205	216,693
Medtronic Global Holdings SCA 3.00%, 10/15/2028	EUR	345	356,472
Merck & Co., Inc. 1.90%, 12/10/2028	U.S.$	653	561,986
2.90%, 12/10/2061		562	362,197
3.90%, 03/07/2039		543	477,041
4.00%, 03/07/2049		170	145,677
Molson Coors Beverage Co. 1.25%, 07/15/2024	EUR	500	516,819
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	U.S.$	270	249,843
Mondelez International, Inc. 2.625%, 03/17/2027		131	118,968
Nestle Holdings, Inc. 0.606%, 09/14/2024(a)		161	150,079
1.25%, 09/15/2030(a)		643	502,094
4.125%, 10/01/2027(a)		150	146,536
4.25%, 10/01/2029(a)		150	146,421
4.70%, 01/15/2053(a)		150	141,716
Newell Brands, Inc. 6.375%, 09/15/2027		130	129,072
Panasonic Holdings Corp. 2.679%, 07/19/2024(a)		599	573,682
PepsiCo, Inc. 2.625%, 07/29/2029		649	573,151
3.00%, 10/15/2027		595	558,700
3.20%, 07/22/2029	GBP	100	111,306
3.90%, 07/18/2032	U.S.$	265	250,592
Pfizer, Inc. 7.20%, 03/15/2039		488	591,907
Philip Morris International, Inc. 2.10%, 05/01/2030		709	574,053
5.00%, 11/17/2025		255	256,304
5.125%, 11/15/2024		578	578,492
5.625%, 11/17/2029		32	32,590

	Principal Amount (000)		U.S. $ Value

Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)	U.S.$	105	$82,074
5.875%, 09/30/2027(a)		95	93,094
Reynolds American, Inc. 5.85%, 08/15/2045		352	300,506
Roche Holdings, Inc. 2.314%, 03/10/2027(a)		617	561,992
2.375%, 01/28/2027(a)		613	561,023
Sigma Finance Netherlands BV 4.875%, 03/27/2028(a)		350	331,691
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)		315	226,166
Stryker Corp. 2.625%, 11/30/2030	EUR	270	261,717
Sysco Corp. 3.15%, 12/14/2051	U.S.$	210	139,389
6.60%, 04/01/2050		117	127,448
Takeda Pharmaceutical Co., Ltd. 3.175%, 07/09/2050		250	171,178
Thermo Fisher Scientific, Inc. 3.20%, 01/21/2026	EUR	169	179,304
Viterra Finance BV 4.90%, 04/21/2027(a)	U.S.$	625	589,600
5.25%, 04/21/2032(a)		200	175,093
Wyeth LLC 5.95%, 04/01/2037		673	727,336
Zoetis, Inc. 5.40%, 11/14/2025		167	170,350

			62,043,843

Energy – 3.1%
APA Infrastructure Ltd. 2.00%, 03/22/2027(a)	EUR	502	490,270
4.25%, 07/15/2027(a)	U.S.$	393	366,745
Apache Corp. 5.10%, 09/01/2040		180	149,482
BG Energy Capital PLC 5.125%, 12/01/2025(a)	GBP	365	444,083
Boardwalk Pipelines LP 3.40%, 02/15/2031	U.S.$	150	125,579
BP Capital Markets America, Inc. 2.772%, 11/10/2050		330	210,844
3.017%, 01/16/2027		602	561,278
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	1,179	1,159,253
3.625%, 03/22/2029(a) (c)		12,390	11,387,371
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	132,137
Chevron Corp. 1.995%, 05/11/2027		630	566,170
ConocoPhillips Co. 4.025%, 03/15/2062		345	275,389
6.95%, 04/15/2029		269	297,438
Contemporary Ruiding Development Ltd. 2.625%, 09/17/2030(a)		800	627,864

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	9,526	$7,073,156
4.375%, 01/15/2028		554	504,589
4.90%, 06/01/2044		100	73,734
5.75%, 01/15/2031(a)		6,979	6,502,759
COSL Singapore Capital Ltd. 1.875%, 06/24/2025(a)		200	183,782
DCP Midstream Operating LP 5.375%, 07/15/2025		88	87,171
Devon Energy Corp. 5.60%, 07/15/2041		10,651	9,950,969
Diamondback Energy, Inc. 4.25%, 03/15/2052		138	102,410
6.25%, 03/15/2033		227	230,541
6.25%, 03/15/2053		119	115,574
Ecopetrol SA 5.875%, 11/02/2051		4,101	2,757,922
6.875%, 04/29/2030		1,505	1,362,025
El Paso Natural Gas Co. LLC 3.50%, 02/15/2032(a)		63	52,859
Enbridge Energy Partners LP 7.375%, 10/15/2045		8,964	10,027,465
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	4,087	2,531,527
Enbridge, Inc. 6.10%, 11/09/2032		3,461	2,689,446
Energy Transfer LP 4.40%, 03/15/2027	U.S.$	235	223,544
6.05%, 06/01/2041		85	80,469
6.125%, 12/15/2045		205	190,098
6.50%, 02/01/2042		384	379,398
Eni SpA 0.375%, 06/14/2028(a)	EUR	135	119,109
Series NC5. 2.625%, 10/13/2025(a) (c)		170	164,516
Series NC9 3.375%, 07/13/2029(a) (c)		12,030	10,680,578
Enterprise Products Operating LLC 3.70%, 01/31/2051	U.S.$	345	250,914
4.85%, 03/15/2044		130	114,170
EQT Corp. 5.70%, 04/01/2028		2,688	2,673,013
Exxon Mobil Corp. 2.275%, 08/16/2026		618	572,172
3.043%, 03/01/2026		584	557,557
4.227%, 03/19/2040		215	193,512
Halliburton Co. 6.70%, 09/15/2038		303	321,535
7.45%, 09/15/2039		459	519,006
Hess Corp. 4.30%, 04/01/2027		230	220,118
Kinder Morgan Energy Partners LP 5.00%, 03/01/2043		175	149,816
Kinder Morgan, Inc. 5.45%, 08/01/2052		123	111,086
7.75%, 01/15/2032		70	78,750

	Principal Amount (000)		U.S. $ Value

Marathon Oil Corp. 4.40%, 07/15/2027	U.S.$	1,953	$1,864,972
6.60%, 10/01/2037		190	189,326
6.80%, 03/15/2032		277	285,185
Marathon Petroleum Corp. 6.50%, 03/01/2041		3,097	3,195,432
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024(a)		364	352,394
4.625%, 04/01/2029(a)		288	259,853
MOL Hungarian Oil & Gas PLC 1.50%, 10/08/2027(a)	EUR	539	473,117
2.625%, 04/28/2023(a)		100	106,496
MPLX LP 4.875%, 06/01/2025	U.S.$	95	93,905
4.95%, 09/01/2032		123	115,344
4.95%, 03/14/2052		516	423,722
5.50%, 02/15/2049		287	253,870
Oil India International Pte Ltd. 4.00%, 04/21/2027(a)		470	437,041
OMV AG 6.25%, 12/09/2025(a) (c)	EUR	217	239,573
ONEOK Partners LP 6.125%, 02/01/2041	U.S.$	536	508,732
ONEOK, Inc. 3.40%, 09/01/2029		390	337,178
5.20%, 07/15/2048		588	492,706
6.10%, 11/15/2032		1,082	1,085,935
6.35%, 01/15/2031		9,379	9,557,862
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		9,014	7,833,970
3.60%, 11/01/2024		335	324,408
PTTEP Treasury Center Co., Ltd. 2.993%, 01/15/2030(a)		300	256,838
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		290	280,992
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 09/30/2027(a)		391	392,159
Reliance Industries Ltd. 2.875%, 01/12/2032(a)		250	204,145
3.625%, 01/12/2052(a)		300	196,761
SA Global Sukuk Ltd. 1.602%, 06/17/2026(a)		1,000	890,813
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	899,112
2.875%, 04/16/2024(a)		483	467,694
3.25%, 11/24/2050(a)		410	288,025
Schlumberger Finance BV 0.50%, 10/15/2031(a)	EUR	568	459,152
Shell International Finance BV 4.375%, 05/11/2045	U.S.$	210	184,461
4.55%, 08/12/2043		560	506,598
6.375%, 12/15/2038		441	486,875
Suncor Energy, Inc. 6.50%, 06/15/2038		4,255	4,375,368

	Principal Amount (000)		U.S. $ Value

6.80%, 05/15/2038	U.S.$	204	$214,117
6.85%, 06/01/2039		3,654	3,844,869
7.15%, 02/01/2032		75	80,508
Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)		487	388,517
Targa Resources Corp. 6.25%, 07/01/2052		722	686,745
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		750	531,938
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	209,571
7.00%, 10/15/2028		120	128,098
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)		530	409,524
TotalEnergies Capital Canada Ltd. 2.125%, 09/18/2029(a)	EUR	500	488,158
TotalEnergies Capital International SA 2.50%, 03/25/2026(a)		100	104,594
3.386%, 06/29/2060	U.S.$	76	53,413
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	10,852,826
Series NC7 1.625%, 10/25/2027(a) (c)		3,313	2,876,356
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	10,257	7,547,346
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)	U.S.$	850	781,628
Valero Energy Corp. 4.00%, 06/01/2052		46	34,705
7.50%, 04/15/2032		495	556,979
Var Energi ASA 5.00%, 05/18/2027(a)		269	253,351
7.50%, 01/15/2028(a)		6,537	6,646,678
8.00%, 11/15/2032(a)		5,514	5,677,295
Vier Gas Transport GmbH Series DIP 1.50%, 09/25/2028(a)	EUR	500	459,630
Williams Cos., Inc. (The) 5.30%, 08/15/2052	U.S.$	123	110,802
Wintershall Dea Finance BV 0.452%, 09/25/2023(a)	EUR	500	521,942
Woodside Finance Ltd. 3.70%, 09/15/2026(a)	U.S.$	628	586,717
4.50%, 03/04/2029(a)		531	498,389

			161,503,903

Other Industrial – 0.1%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		508	386,187
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	210,940

	Principal Amount (000)		U.S. $ Value

Ferguson Finance PLC 4.25%, 04/20/2027(a)	U.S.$	624	$590,048
4.65%, 04/20/2032(a)		624	569,292
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	255,860
Swire Pacific Mtn Financing HK Ltd. 2.875%, 01/30/2030(a)		340	288,957
Technip Energies NV 1.125%, 05/28/2028(a)	EUR	565	489,648
Worley US Finance Sub Ltd. 0.875%, 06/09/2026(a)		531	494,047
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	364	330,910

			3,615,889

Services – 0.6%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		630	496,919
Amazon.com, Inc. 4.10%, 04/13/2062		126	104,145
4.25%, 08/22/2057		360	312,224
4.55%, 12/01/2027		435	433,738
Automatic Data Processing, Inc. 1.70%, 05/15/2028		647	561,711
Booking Holdings, Inc. 3.60%, 06/01/2026		581	556,687
4.50%, 11/15/2031	EUR	6,154	6,647,122
Chicago Parking Meters LLC 4.93%, 12/30/2025(e)	U.S.$	16,500	15,997,136
Edenred 1.375%, 06/18/2029(a)	EUR	500	460,518
Global Payments, Inc. 5.30%, 08/15/2029	U.S.$	60	58,234
5.40%, 08/15/2032		102	97,245
5.95%, 08/15/2052		123	111,771
ISS Global A/S 0.875%, 06/18/2026(a)	EUR	106	100,411
1.50%, 08/31/2027(a)		527	490,356
JD.com, Inc. 3.875%, 04/29/2026	U.S.$	320	304,442
Mastercard, Inc. 1.00%, 02/22/2029	EUR	295	273,151
2.95%, 06/01/2029	U.S.$	567	511,911
3.85%, 03/26/2050		400	335,445
PayPal Holdings, Inc. 5.05%, 06/01/2052		606	553,074
Rentokil Initial PLC 0.50%, 10/14/2028(a)	EUR	557	486,298
Securitas AB 0.25%, 02/22/2028(a)		570	472,960
SGS Nederland Holding BV 0.125%, 04/21/2027(a)		500	463,397
Verisk Analytics, Inc. 4.125%, 03/15/2029	U.S.$	230	214,574
Visa, Inc. 3.15%, 12/14/2025		593	571,927

			30,615,396

	Principal Amount (000)		U.S. $ Value

Technology – 2.0%
Apple, Inc. 1.40%, 08/05/2028	U.S.$	665	$563,475
2.00%, 09/17/2027	EUR	240	243,951
2.45%, 08/04/2026	U.S.$	495	459,629
2.80%, 02/08/2061		418	268,210
2.85%, 08/05/2061		257	167,483
3.25%, 08/08/2029		124	114,876
3.95%, 08/08/2052		124	105,887
4.10%, 08/08/2062		224	189,113
4.45%, 05/06/2044		260	246,574
Avnet, Inc. 5.50%, 06/01/2032		609	561,029
Axiata SPV2 Bhd 2.163%, 08/19/2030(a)		610	484,492
Baidu, Inc. 2.375%, 08/23/2031		630	487,683
Broadcom, Inc. 4.15%, 04/15/2032(a)		94	82,627
4.926%, 05/15/2037(a)		135	117,994
Cisco Systems, Inc. 5.50%, 01/15/2040		328	342,108
5.90%, 02/15/2039		312	336,792
Dell International LLC/EMC Corp. 4.90%, 10/01/2026		360	354,649
8.35%, 07/15/2046		2,243	2,573,028
DXC Capital Funding DAC 0.45%, 09/15/2027(a)	EUR	457	402,904
DXC Technology Co. 1.75%, 01/15/2026		101	99,709
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	U.S.$	9,256	8,465,871
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	879,671
1.00%, 12/03/2028		791	703,036
2.25%, 12/03/2029	GBP	250	246,300
4.50%, 07/15/2025	U.S.$	603	591,854
5.625%, 07/15/2052		95	87,964
Fiserv, Inc. 1.625%, 07/01/2030	EUR	15,225	13,445,061
2.25%, 07/01/2025	GBP	250	281,728
Flex Ltd. 6.00%, 01/15/2028	U.S.$	591	590,054
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	16,949	17,760,486
HP, Inc. 2.65%, 06/17/2031	U.S.$	64	49,884
3.00%, 06/17/2027		25	22,835
4.20%, 04/15/2032		345	296,328
4.75%, 01/15/2028		75	72,846
5.50%, 01/15/2033		11,648	10,956,456
6.00%, 09/15/2041		492	471,657

	Principal Amount (000)		U.S. $ Value

Intel Corp. 3.25%, 11/15/2049	U.S.$	150	$102,167
3.75%, 08/05/2027		598	574,996
4.00%, 08/05/2029		124	118,248
4.15%, 08/05/2032		124	115,952
4.75%, 03/25/2050		470	409,833
4.90%, 08/05/2052		124	110,164
4.95%, 03/25/2060		472	421,484
5.05%, 08/05/2062		8,442	7,449,130
International Business Machines Corp. 3.30%, 05/15/2026		700	666,295
3.43%, 02/09/2052		135	95,295
3.50%, 05/15/2029		100	91,880
4.00%, 06/20/2042		150	124,484
4.25%, 05/15/2049		100	82,997
4.40%, 07/27/2032		120	114,318
4.90%, 07/27/2052		284	259,681
KLA Corp. 4.95%, 07/15/2052		354	332,240
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		10,101	8,351,619
Lam Research Corp. 4.00%, 03/15/2029		225	214,139
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		250	196,687
Micron Technology, Inc. 6.75%, 11/01/2029		80	81,401
Microsoft Corp. 2.675%, 06/01/2060		150	96,939
3.041%, 03/17/2062		200	139,312
4.50%, 02/06/2057		126	119,833
Motorola Solutions, Inc. 5.60%, 06/01/2032		583	568,833
NXP BV/NXP Funding LLC 5.35%, 03/01/2026		445	443,609
Oracle Corp. 3.65%, 03/25/2041		676	499,772
4.00%, 07/15/2046		160	117,503
4.10%, 03/25/2061		551	384,745
5.375%, 07/15/2040		377	346,135
QUALCOMM, Inc. 6.00%, 05/20/2053		7,560	8,076,594
SK Hynix, Inc. 2.375%, 01/19/2031(a)		460	337,324
Skyworks Solutions, Inc. 3.00%, 06/01/2031		355	278,077
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024		219	213,736
Texas Instruments, Inc. 2.25%, 09/04/2029		661	571,528
4.10%, 08/16/2052		183	163,545
4.70%, 11/18/2024		220	219,658
TSMC Arizona Corp. 3.875%, 04/22/2027		360	344,092
4.125%, 04/22/2029		230	218,905
4.25%, 04/22/2032		380	366,058
4.50%, 04/22/2052		230	205,275
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	411,977
2.25%, 04/23/2031(a)		410	331,038

	Principal Amount (000)		U.S. $ Value

Tyco Electronics Group SA Zero Coupon, 02/16/2029	EUR	135	$112,646
Western Digital Corp. 2.85%, 02/01/2029	U.S.$	3,007	2,325,610
3.10%, 02/01/2032		6,522	4,689,850
4.75%, 02/15/2026		561	527,761
Wipro IT Services LLC 1.50%, 06/23/2026(a)		250	219,266
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(a)		460	327,175

			105,694,050

Transportation - Airlines – 0.0%
Alaska Airlines Pass Through Trust Series 2020-1, Class A 4.80%, 08/15/2027(a)		568	536,213
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		380	370,603
easyJet FinCo BV 1.875%, 03/03/2028(a)	EUR	226	195,737
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	U.S.$	338	336,289

			1,438,842

Transportation - Railroads – 0.1%
Burlington Northern Santa Fe LLC 4.45%, 01/15/2053		124	110,714
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	213,534
4.40%, 08/05/2052	U.S.$	124	110,848
Canadian Pacific Railway Co. 6.125%, 09/15/2115		235	236,392
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		445	394,679
5.875%, 07/05/2034(a)		752	728,635
MTR Corp. Ltd. 1.625%, 08/19/2030(a)		260	205,855
Union Pacific Corp. 3.85%, 02/14/2072		133	99,021
5.15%, 01/20/2063		598	580,274

			2,679,952

Transportation - Services – 0.4%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		360	262,755
Ashtead Capital, Inc. 5.50%, 08/11/2032(a)		229	219,472
ENA Master Trust 4.00%, 05/19/2048(a)		1,716	1,150,792
FedEx Corp. 0.45%, 05/04/2029	EUR	12,816	10,861,291

	Principal Amount (000)		U.S. $ Value

Heathrow Funding Ltd. 1.50%, 02/11/2030(a)	EUR	536	$466,507
2.625%, 03/16/2028(a)	GBP	295	286,766
6.45%, 12/10/2031(a)		3,638	4,525,685
Holding d’Infrastructures de Transport SASU 1.475%, 01/18/2031(a)	EUR	200	166,846
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	224,528
Penske Truck Leasing Co. LP / PTL Finance Corp. 5.875%, 11/15/2027(a)		116	116,871
Ryder System, Inc. 1.75%, 09/01/2026		139	122,643
Shanghai Port Group BVI Development 2 Co., Ltd. 1.50%, 07/13/2025(a)		500	454,275
Sydney Airport Finance Co. Pty Ltd. 3.625%, 04/28/2026(a)		365	341,930
Transurban Finance Co. Pty Ltd. 2.45%, 03/16/2031(a)		715	562,019

			19,762,380

			571,889,260

Utility – 1.9%
Electric – 1.7%
Abu Dhabi National Energy Co. PJSC 4.875%, 04/23/2030(a)		420	431,629
Adani Electricity Mumbai Ltd. 3.867%, 07/22/2031(a)		710	505,002
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,188,939
AEP Texas, Inc. 5.25%, 05/15/2052		121	116,370
AES Corp. (The) 3.30%, 07/15/2025(a)		23	21,759
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,885	2,487,952
AusNet Services Holdings Pty Ltd. 1.50%, 02/26/2027(a)	EUR	507	488,253
Avangrid, Inc. 3.20%, 04/15/2025	U.S.$	99	94,638
3.80%, 06/01/2029		637	578,710
Cadent Finance PLC 0.625%, 03/19/2030(a)	EUR	2,350	1,971,634
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(f)	U.S.$	206	147,329
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		651	616,434
Commonwealth Edison Co. 5.90%, 03/15/2036		150	156,826
Series 133 3.85%, 03/15/2052		229	183,383

	Principal Amount (000)			U.S. $ Value

Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058	U.S.$		3,822	$3,196,944
Series 06-A 5.85%, 03/15/2036			115	116,191
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)			460	417,536
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049			300	209,220
Duke Energy Ohio, Inc. 4.30%, 02/01/2049			130	107,127
Duke Energy Progress LLC 4.00%, 04/01/2052			43	34,650
E.ON International Finance BV 5.75%, 02/14/2033(a)		EUR	373	442,320
6.25%, 06/03/2030(a)		GBP	7,050	8,873,300
Series DIP 1.00%, 04/13/2025(a)		EUR	91	92,425
EDP Finance BV 3.625%, 07/15/2024(a)		U.S.$	273	263,423
Electricite de France SA 2.875%, 12/15/2026(a) (c)		EUR	8,400	7,354,682
5.25%, 01/29/2023(a) (c)		U.S.$	485	485,000
5.875%, 07/18/2031		GBP	3,890	4,695,960
Elia Transmission Belgium SA 0.875%, 04/28/2030(a)		EUR	500	429,530
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)		U.S.$	220	205,838
Enel Chile SA 4.875%, 06/12/2028			270	262,035
Enel Finance International NV 0.375%, 05/28/2029(a)		EUR	360	305,654
4.625%, 06/15/2027(a)		U.S.$	537	508,829
4.875%, 06/14/2029(a)			229	212,476
5.00%, 06/15/2032(a)			200	179,902
6.00%, 10/07/2039(a)			115	107,178
7.50%, 10/14/2032(a)			6,524	6,943,625
7.75%, 10/14/2052(a)			200	215,509
Engie Energia Chile SA 3.40%, 01/28/2030(a)			670	544,082
Entergy Arkansas LLC 3.35%, 06/15/2052			4,412	3,091,827
Entergy Louisiana LLC 4.75%, 09/15/2052			123	110,921
Entergy Texas, Inc. 5.00%, 09/15/2052			610	560,232
Exelon Generation Co. LLC 5.75%, 10/01/2041			170	163,612
Florida Power & Light Co. 4.05%, 06/01/2042			435	374,766
4.125%, 06/01/2048			125	106,391
Georgia Power Co. Series B 3.70%, 01/30/2050			290	216,869

	Principal Amount (000)		U.S. $ Value

Iberdrola International BV Series NC5 1.874%, 01/28/2026(a) (c)	EUR	300	$285,484
Series NC6 1.45%, 11/09/2026(a) (c)		11,700	10,618,225
Infraestructura Energetica Nova SAPI de CV 4.75%, 01/15/2051(a)	U.S.$	480	362,490
Israel Electric Corp. Ltd. Series G 3.75%, 02/22/2032(a)		290	252,445
4.25%, 08/14/2028(a)		450	421,678
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(a)		410	352,201
Minejesa Capital BV 4.625%, 08/10/2030(a)		730	635,180
National Central Cooling Co. PJSC 2.50%, 10/21/2027(a)		730	642,993
National Grid Electricity Distribution West Midlands PLC 5.75%, 04/16/2032(a)	GBP	1,500	1,834,864
National Grid Electricity Transmission PLC 1.125%, 07/07/2028(a)		2,148	2,071,508
National Grid PLC 0.553%, 09/18/2029(a)	EUR	554	467,221
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	538	576,219
Niagara Mohawk Power Corp. 4.278%, 12/15/2028(a)		230	212,261
5.783%, 09/16/2052(a)		335	335,139
NSTAR Electric Co. 4.55%, 06/01/2052		122	111,377
4.95%, 09/15/2052		596	578,606
NTPC Ltd. 4.25%, 02/26/2026(a)		370	356,079
Oncor Electric Delivery Co. LLC 4.95%, 09/15/2052(a)		598	581,653
Origin Energy Finance Ltd. 1.00%, 09/17/2029(a)	EUR	452	377,873
Orsted AS 4.875%, 01/12/2032(a)	GBP	7,470	8,840,075
Pacific Gas and Electric Co. 4.40%, 03/01/2032	U.S.$	131	114,612
4.95%, 07/01/2050		272	213,100
5.25%, 03/01/2052		131	107,491
5.45%, 06/15/2027		242	239,625
PacifiCorp 4.15%, 02/15/2050		390	322,118
6.35%, 07/15/2038		110	118,410
PECO Energy Co. 2.85%, 09/15/2051		155	102,867

	Principal Amount (000)		U.S. $ Value

Public Service Co. of Colorado Series 38 4.10%, 06/01/2032	U.S.$	121	$113,581
Public Service Electric and Gas Co. 3.80%, 03/01/2046		410	327,195
RH International Singapore Corp. Pte Ltd. 4.50%, 03/27/2028(a)		470	440,273
San Diego Gas & Electric Co. Series UUU 3.32%, 04/15/2050		360	258,662
Series WWW 2.95%, 08/15/2051		231	157,032
Sociedad de Transmision Austral SA 4.00%, 01/27/2032(a)		390	335,351
Southern California Edison Co. 5.85%, 11/01/2027		113	116,678
Series C 4.20%, 06/01/2025		602	589,937
Series E 5.45%, 06/01/2052		120	115,184
Southern Power Co. Series F 4.95%, 12/15/2046		345	293,992
Southwestern Public Service Co. Series 9 5.15%, 06/01/2052		122	112,691
SSE PLC 2.875%, 08/01/2029(a)	EUR	233	232,278
Tampa Electric Co. 5.00%, 07/15/2052	U.S.$	120	110,617
TenneT Holding BV 2.374%, 07/22/2025(a) (c)	EUR	125	123,125
TNB Global Ventures Capital Bhd 4.851%, 11/01/2028(a)	U.S.$	430	412,881
Union Electric Co. 3.90%, 04/01/2052		129	104,712
Virginia Electric and Power Co. Series C 4.625%, 05/15/2052		121	106,480
Wisconsin Electric Power Co. 4.75%, 09/30/2032		175	171,955

			91,071,330

Natural Gas – 0.0%
Atmos Energy Corp. 2.625%, 09/15/2029		345	299,639
5.45%, 10/15/2032		32	33,190
5.75%, 10/15/2052		114	119,833
Centrica PLC 4.375%, 03/13/2029(a)	GBP	120	133,786
ENN Energy Holdings Ltd. 2.625%, 09/17/2030(a)	U.S.$	290	232,417
KeySpan Gas East Corp. 3.586%, 01/18/2052(a)		137	90,865
National Grid North America, Inc. 1.054%, 01/20/2031(a)	EUR	109	90,166

	Principal Amount (000)		U.S. $ Value

NiSource, Inc. 5.00%, 06/15/2052	U.S.$	122	$111,309
5.65%, 02/01/2045		230	225,202
Southwest Gas Corp. 4.05%, 03/15/2032		128	112,246
5.80%, 12/01/2027		117	119,133

			1,567,786

Other Utility – 0.2%
Thames Water Utilities Finance PLC 6.75%, 11/16/2028	GBP	6,730	8,573,976

			101,213,092

Total Corporates - Investment Grade (cost $1,479,395,015)			1,307,290,712

INFLATION-LINKED SECURITIES – 5.1%
United States – 5.1%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	176,885	171,219,329
0.125%, 10/15/2026 (TIPS)		102,183	95,789,343

Total Inflation-Linked Securities (cost $277,144,975)			267,008,672

MORTGAGE PASS-THROUGHS – 4.0%
Agency Fixed Rate 30-Year – 4.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		12,797	11,872,492
Series 2020 2.50%, 07/01/2050		13,650	11,795,999
3.50%, 01/01/2050		10,022	9,313,352
Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049		6,881	6,795,873
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035		7	6,965
Series 2007 5.50%, 09/01/2036		5	4,743
5.50%, 08/01/2037		5	5,205
Series 2008 5.50%, 03/01/2037		2	2,126
5.50%, 05/01/2038		894	922,693
Series 2012 3.50%, 02/01/2042		1,688	1,579,413
3.50%, 11/01/2042		17,774	16,631,143
3.50%, 01/01/2043		2,982	2,793,121
Series 2013 3.50%, 04/01/2043		10,209	9,562,791
Series 2017 3.50%, 06/01/2047		12	11,437
3.50%, 08/01/2047		20	18,807
3.50%, 10/01/2047		152	141,186
3.50%, 01/01/2048		8	7,005
Series 2018 3.50%, 01/01/2048		411	380,391

	Principal Amount (000)		U.S. $ Value

3.50%, 02/01/2048	U.S.$	175	$162,361
3.50%, 03/01/2048		11,260	10,473,387
3.50%, 05/01/2048		287	265,677
4.50%, 09/01/2048		9,016	8,870,384
4.50%, 12/01/2048		5,566	5,492,365
Series 2020 2.50%, 07/01/2050		30,045	26,039,267
3.50%, 01/01/2050		15,595	14,463,144
Government National Mortgage Association 4.50%, 01/01/2053, TBA		40,927	39,712,344
Uniform Mortgage-Backed Security Series 2023 2.50%, 01/01/2053, TBA		2,750	2,331,393
3.00%, 01/01/2053, TBA		35,030	30,774,401

Total Mortgage Pass-Throughs (cost $230,156,740)			210,429,465

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Risk Share Floating Rate – 2.7%
Bellemeade Re Ltd. Series 2018-1A, Class M2 7.289% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (d)		524	522,983
Series 2019-1A, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)		538	537,744
Series 2019-2A, Class M1C 6.389% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (d)		7,582	7,528,641
Series 2019-2A, Class M2 7.489% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (d)		5,800	5,619,279
Series 2019-3A, Class M1B 5.989% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)		1,162	1,161,404
Series 2019-3A, Class M1C 6.339% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		10,500	10,404,053
Series 2019-4A, Class M1C 6.889% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (d)		4,951	4,943,817
Series 2020-3A, Class M1C 8.089% (LIBOR 1 Month + 3.70%), 10/25/2030(a) (d)		4,572	4,596,051
Series 2021-3A, Class A2 4.928% (SOFR + 1.00%), 09/25/2031(a) (d)		7,225	6,715,064
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2 6.689% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		222	221,234
Series 2019-R03, Class 1M2 6.539% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		176	176,026

	Principal Amount (000)		U.S. $ Value

Series 2019-R06, Class 2M2 6.489% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (d)	U.S.$	71	$71,075
Series 2019-R07, Class 1M2 6.489% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (d)		543	541,932
Series 2020-R01, Class 1M2 6.439% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (d)		2,259	2,243,023
Series 2021-R01, Class 1M1 4.678% (SOFR + 0.75%), 10/25/2041(a) (d)		320	317,221
Series 2021-R01, Class 1M2 5.478% (SOFR + 1.55%), 10/25/2041(a) (d)		878	855,928
Eagle Re Ltd. Series 2018-1, Class M1 6.089% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (d)		4,843	4,826,939
Series 2021-2, Class M1B 5.978% (SOFR + 2.05%), 04/25/2034(a) (d)		3,700	3,603,112
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		4,010	4,057,766
Series 2015-DNA1, Class M3 7.689% (LIBOR 1 Month + 3.30%), 10/25/2027(d)		2,937	2,966,636
Series 2019-DNA3, Class M2 6.439% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		725	710,588
Series 2019-DNA4, Class M2 6.339% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		473	472,855
Series 2020-DNA1, Class M2 6.089% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		366	364,561
Series 2020-HQA2, Class M2 7.489% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (d)		1,809	1,827,786
Series 2021-DNA5, Class M2 5.578% (SOFR + 1.65%), 01/25/2034(a) (d)		3,286	3,235,587
Series 2021-DNA6, Class M1 4.728% (SOFR + 0.80%), 10/25/2041(a) (d)		730	717,381
Series 2021-DNA6, Class M2 5.428% (SOFR + 1.50%), 10/25/2041(a) (d)		11,395	10,825,045

	Principal Amount (000)		U.S. $ Value

Series 2021-DNA7, Class M1 4.778% (SOFR + 0.85%), 11/25/2041(a) (d)	U.S.$	883	$867,331
Series 2021-DNA7, Class M2 5.728% (SOFR + 1.80%), 11/25/2041(a) (d)		13,277	12,469,616
Series 2021-HQA4, Class M1 4.878% (SOFR + 0.95%), 12/25/2041(a) (d)		6,763	6,415,539
Series 2021-HQA4, Class M2 6.278% (SOFR + 2.35%), 12/25/2041(a) (d)		6,919	6,106,035
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2 9.639% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		100	102,097
Series 2014-C01, Class M2 8.789% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		411	422,151
Series 2014-C04, Class 1M2 9.289% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		1,378	1,413,947
Series 2014-C04, Class 2M2 9.389% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		457	461,986
Series 2015-C01, Class 1M2 8.689% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		1,703	1,732,810
Series 2015-C02, Class 1M2 8.389% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		1,527	1,534,722
Series 2015-C03, Class 1M2 9.389% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		350	355,011
Series 2015-C04, Class 1M2 10.089% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,026	1,081,921
Series 2015-C04, Class 2M2 9.939% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		68	69,936
Series 2016-C01, Class 2M2 11.339% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		762	809,650
Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		2,117	2,188,866
Series 2018-C01, Class 1B1 7.939% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,513,050
Series 2021-R02, Class 2M2 5.928% (SOFR + 2.00%), 11/25/2041(a) (d)		7,361	6,845,844

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.889% (LIBOR 1 Month + 5.50%), 10/25/2025(d) (f)	U.S.$	1,549	$1,516,609
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A 7.137% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (d)		4,848	4,639,099
Series 2019-3R, Class A 8.087% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (d)		349	334,215
Radnor Re Ltd.
Series 2019-1, Class M1B 6.339% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		4,623	4,570,181
Series 2019-2, Class M1B 6.139% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		1,662	1,660,172
Traingle Re Ltd. Series 2021-3, Class M1A 5.828% (SOFR + 1.90%), 02/25/2034(a) (d)		8,582	8,364,993

			145,539,512

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,307	736,767
Series 2006-26CB, Class A6 6.25%, 09/25/2036		114	63,292
Series 2006-26CB, Class A8 6.25%, 09/25/2036		425	236,435
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		662	472,495
Series 2007-15CB, Class A19 5.75%, 07/25/2037		260	161,756
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		777	405,442
Series 2007-HY4, Class 1A1 3.632%, 09/25/2047		239	206,497
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.463%, 03/25/2037		121	104,866
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		491	209,024
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		530	455,352

	Principal Amount (000)		U.S. $ Value

Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.332%, 12/28/2037	U.S.$	809	$700,227

			3,752,153

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.639% (LIBOR 1 MONTH + 0.25%), 04/25/2037(d)		530	135,763

Total Collateralized Mortgage Obligations (cost $154,929,469)			149,427,428

CORPORATES - NON-INVESTMENT GRADE – 2.6%
Industrial – 1.6%
Basic – 0.3%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	5,045	4,584,466
Rimini Bidco SpA 7.296% (EURIBOR 3 Month + 5.25%), 12/14/2026(d) (g)		9,315	8,917,628

			13,502,094

Capital Goods – 0.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(a)		100	77,811

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 02/01/2032(a)	U.S.$	141	114,310
DISH DBS Corp. 5.25%, 12/01/2026(a)		7,940	6,697,623
5.75%, 12/01/2028(a)		6,707	5,357,352
Virgin Media Finance PLC 5.00%, 07/15/2030(a)		200	160,684
VZ Secured Financing BV 3.50%, 01/15/2032(a)	EUR	105	87,741

			12,417,710

Communications - Telecommunications – 0.0%
Telefonica Europe BV 4.375%, 12/14/2024(a) (c)		100	101,961

Consumer Cyclical - Automotive – 0.2%
Faurecia SE 2.75%, 02/15/2027(a)		105	94,577
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	90	83,381

	Principal Amount (000)		U.S. $ Value

Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	200	$152,441
ZF Finance GmbH 2.00%, 05/06/2027(a)	EUR	13,000	11,359,550
2.25%, 05/03/2028(a)		200	166,828

			11,856,777

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	5,542	4,498,220
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	3,955,901
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(a)	U.S.$	7,127	7,144,818

			15,598,939

Consumer Cyclical - Other – 0.2%
Allwyn Entertainment Financing UK PLC 5.887% (EURIBOR 3 Month + 4.12%), 02/15/2028(d)	EUR	4,602	4,790,740
Castle UK Finco PLC 5.571% (EURIBOR 3 Month + 5.25%), 05/15/2028(d)		130	102,940
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,914	4,004,595

			8,898,275

Consumer Cyclical - Restaurants – 0.1%
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	5,175	5,655,176

Consumer Non-Cyclical – 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	3,143	3,124,583
5.875%, 02/15/2028(a)		140	133,190
Cheplapharm Arzneimittel GmbH 4.375%, 01/15/2028(a)	EUR	100	93,828
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)		100	89,689
Grifols SA 1.625%, 02/15/2025(a)		2,746	2,771,072

			6,212,362

Services – 0.1%
Verisure Holding AB 3.25%, 02/15/2027(a)		8,815	8,188,576

Technology – 0.1%
Cedacri Mergeco SpA 6.387% (EURIBOR 3 Month + 4.62%), 05/15/2028(a) (d) (g)		2,835	2,825,593

			85,335,274

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.9%
Banking – 0.5%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(c)	U.S.$	100	$62,625
Credit Suisse Group AG 6.25%, 12/18/2024(a) (c)		11,289	8,867,461
Societe Generale SA 7.875%, 12/18/2023(a) (c)		15,565	15,378,998

			24,309,084

Finance – 0.1%
Aircastle Ltd. 5.25%, 06/15/2026(a) (c)		195	146,122
doValue SpA 5.00%, 08/04/2025(a)	EUR	105	108,102
SLM Corp. 4.20%, 10/29/2025	U.S.$	6,276	5,715,499

			5,969,723

Other Finance – 0.1%
Motion Finco SARL 7.00%, 05/15/2025(a)	EUR	5,545	5,908,278

REITs – 0.2%
Neinor Homes SA 4.50%, 10/15/2026(a)		100	90,960
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)		100	95,805
Vivion Investments SARL 3.00%, 08/08/2024(a)		8,100	6,763,618
3.50%, 11/01/2025(a)		3,300	2,584,209

			9,534,592

			45,721,677

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		6,200	5,411,369
Vistra Corp. 7.00%, 12/15/2026(a) (c)	U.S.$	100	91,161

			5,502,530

Total Corporates - Non-Investment Grade (cost $166,705,894)			136,559,481

GOVERNMENTS - SOVEREIGN BONDS – 2.6%
Chile – 0.0%
Chile Government International Bond 2.45%, 01/31/2031		250	207,000

	Principal Amount (000)		U.S. $ Value

2.55%, 01/27/2032	U.S.$	250	$204,422
3.10%, 05/07/2041		825	591,577
3.10%, 01/22/2061		280	174,002

			1,177,001

Colombia – 0.3%
Colombia Government International Bond 3.875%, 04/25/2027		14,793	13,057,596

France – 0.5%
Dexia Credit Local SA Zero Coupon, 01/21/2028(a)	EUR	22,100	20,090,362
0.01%, 01/22/2027(a)		7,200	6,771,291

			26,861,653

Germany – 1.1%
Kreditanstalt fuer Wiederaufbau 2.00%, 02/15/2027	AUD	6,000	3,729,288
3.20%, 09/11/2026		6,008	3,951,632
4.10%, 02/20/2026		37,326	25,378,589
Landwirtschaftliche Rentenbank Zero Coupon, 11/27/2029(a)	EUR	24,583	21,359,841

			54,419,350

Hungary – 0.0%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	494,571
3.125%, 09/21/2051(a)		200	119,225
5.25%, 06/16/2029(a)		310	294,752

			908,548

Indonesia – 0.4%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	5,330	4,579,732
2.15%, 07/28/2031	U.S.$	1,030	855,013
3.20%, 09/23/2061		640	438,470
3.375%, 07/30/2025(a)	EUR	10,564	11,197,272
3.55%, 03/31/2032	U.S.$	200	181,522
4.125%, 01/15/2025(a)		590	582,690
4.30%, 03/31/2052		200	168,522

			18,003,221

Mexico – 0.0%
Mexico Government International Bond 2.659%, 05/24/2031		400	323,200
4.28%, 08/14/2041		500	384,313

			707,513

Panama – 0.2%
Panama Bonos del Tesoro Series DOM 3.362%, 06/30/2031		500	409,063
Panama Government International Bond 2.252%, 09/29/2032		408	302,124

	Principal Amount (000)		U.S. $ Value

3.87%, 07/23/2060	U.S.$	400	$257,700
3.875%, 03/17/2028		920	868,135
6.40%, 02/14/2035		10,416	10,564,428

			12,401,450

Peru – 0.0%
Peruvian Government International Bond 1.862%, 12/01/2032		150	109,481
2.392%, 01/23/2026		380	349,434
2.78%, 12/01/2060		105	61,412

			520,327

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,344,783
3.229%, 03/29/2027		205	193,491
3.556%, 09/29/2032		205	186,316
4.20%, 03/29/2047		205	173,904

			1,898,494

Poland – 0.0%
Republic of Poland Government International Bond 5.50%, 11/16/2027		343	350,693

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,071,011
4.40%, 04/16/2050(a)		490	445,992

			1,517,003

Romania – 0.0%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	179,193
3.00%, 02/14/2031(a)	U.S.$	250	195,906
3.625%, 03/27/2032(a)		256	203,008
5.25%, 11/25/2027(a)		694	663,985

			1,242,092

Saudi Arabia – 0.1%
Saudi Arabia 5.268%, 10/25/2028(a)		405	420,533
Saudi Government International Bond 3.45%, 02/02/2061(a)		335	238,332
3.625%, 03/04/2028(a)		370	352,869
3.75%, 01/21/2055(a)		970	759,813
5.00%, 04/17/2049(a)		407	382,402

			2,153,949

	Principal Amount (000)		U.S. $ Value

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 10/27/2027	U.S.$	260	$262,080
4.375%, 01/23/2031		430	428,065

			690,145

Total Governments - Sovereign Bonds (cost $145,089,464)			135,909,035

COVERED BONDS – 2.0%
Bank of Montreal 0.125%, 01/26/2027(a)	EUR	17,195	16,108,154
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		17,880	16,680,394
0.01%, 12/15/2027(a)		400	361,625
BPCE SFH SA 0.125%, 03/31/2025(a)		300	298,925
1.75%, 06/27/2024(a)		200	209,330
Cie de Financement Foncier SA 0.01%, 07/15/2026(a)		6,800	6,482,239
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		17,890	15,239,525
DNB Boligkreditt AS 0.375%, 11/20/2024(a)		350	354,543
0.625%, 06/19/2025(a)		4,751	4,763,249
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	15,531,976
National Westminster Bank PLC 0.50%, 05/15/2024(a)		310	319,308
Nationwide Building Society 0.625%, 03/25/2027(a)		4,570	4,358,286
Nordea Kiinnitysluottopankki Oyj Series FI43 1.00%, 11/05/2024(a)		430	441,453
Royal Bank of Canada 0.01%, 01/21/2027(a)		3,100	2,893,669
0.125%, 04/26/2027(a)		20,240	18,824,286
Skandinaviska Enskilda Banken AB 0.375%, 02/09/2026(a)		320	313,027
Societe Generale SFH SA 0.01%, 12/02/2026(a)		600	565,608
Stadshypotek AB 0.375%, 03/13/2026(a)		320	312,296

Total Covered Bonds (cost $116,914,364)			104,057,893

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.9%
Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 5.318% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)	U.S.$	14,000	13,477,372

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.318% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (d)	U.S.$	6,275	$5,910,702
BHMS Series 2018-ATLS, Class A 5.568% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (d)		13,884	13,329,488
BHP Trust Series 2019-BXHP, Class C 5.84% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (d)		5,180	4,958,107
DBWF Mortgage Trust Series 2018-GLKS, Class A 5.469% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (d)		18,535	17,976,830
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 6.268% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (d)		5,035	4,753,865
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.818% (LIBOR 1 MONTH + 1.5%), 07/15/2036(a) (d)		12,593	12,043,578
Series 2022-JERI, Class A 5.737% (SOFR + 1.40%), 01/15/2039(a) (d)		8,113	7,744,595

			80,194,537

Non-Agency Fixed Rate CMBS – 0.4%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		9,098	7,372,069
Commercial Mortgage Trust Series 2012-CR3, Class D 4.727%, 10/15/2045(a)		2,322	1,692,032
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		180	178,784
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.154%, 08/10/2044(a)		205	84,734
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		2,526	2,510,475
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	5,908,805

			17,746,899

Total Commercial Mortgage-Backed Securities (cost $103,048,000)			97,941,436

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.8%
CLO - Floating Rate – 1.8%
AGL CLO 16 Ltd. Series 2021-16A, Class A 5.373% (LIBOR 3 Month + 1.13%), 01/20/2035(a) (d)	U.S.$	700	$678,098
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class B 5.893% (LIBOR 3 Month + 1.65%), 07/20/2034(a) (d)		1,600	1,514,450
Series 2022-1A, Class A 5.393% (SOFR + 1.43%), 04/20/2034(a) (d)		4,500	4,410,013
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 7.679% (LIBOR 3 Month + 3.60%), 01/17/2034(a) (d)		500	472,948
Invco 2021-1a A1 Series 2021-1A, Class A1 5.079% (LIBOR 3 Month + 1.00%), 04/15/2034(a) (d)		5,500	5,345,378
Kings Park CLO Ltd. Series 2021-1A, Class A 5.408% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (d)		700	679,632
Marble Point CLO XI Ltd. Series 2017-2A, Class A 5.374% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (d)		17,519	17,227,976
Neuberger Berman Loan Advisers Euro CLO 3 DAC Series 2022-3A, Class D 4.743% (EURIBOR 3 Month + 3.20%), 10/25/2034(a) (d)	EUR	437	388,312
New Mountain CLO 3 Ltd. Series CLO-3A, Class B1 5.943% (LIBOR 3 Month + 1.70%), 10/20/2034(a) (d)	U.S.$	5,734	5,379,683
OCP CLO Ltd. Series 2020-18A, Class AR 5.333% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (d)		3,453	3,376,528
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 5.854% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (d)		8,984	8,837,544
OZLM XVIII Ltd. Series 2018-18A, Class A 5.099% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (d)		17,040	16,663,893
Peace Park CLO Ltd. Series 2021-1A, Class A 5.373% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (d)		4,620	4,498,388

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 5.413% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (d)	U.S.$	14,279	$13,950,122
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 5.393% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (d)		450	437,388
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.403% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (d)		8,500	8,342,240
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 5.473% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (d)		4,510	4,452,245

Total Collateralized Loan Obligations (cost $98,789,146)			96,654,838

SUPRANATIONALS – 1.6%
Supranational – 1.6%
European Investment Bank 0.50%, 06/21/2023	AUD	3,200	2,149,443
0.75%, 07/15/2027		15,292	8,859,585
1.80%, 01/19/2027		19,295	11,893,090
3.10%, 08/17/2026(a)		9,991	6,536,654
Inter-American Development Bank 2.50%, 04/14/2027(a)		2,505	1,574,950
2.70%, 01/29/2026		2,485	1,616,559
4.25%, 06/11/2026		12,339	8,387,881
International Bank for Reconstruction & Development Zero Coupon, 01/15/2027	EUR	14,647	13,858,122
3.00%, 10/19/2026	AUD	6,993	4,548,418
Series GDIF 0.01%, 04/24/2028	EUR	7,398	6,737,552
International Finance Corp. 4.45%, 05/14/2027	AUD	18,234	12,451,279
Nordic Investment Bank 4.75%, 02/28/2024		6,590	4,523,257

Total Supranationals (cost $89,267,687)			83,136,790

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.9%
Canada – 0.9%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	28,190	19,428,366
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	19,183	18,543,262
3.65%, 05/20/2032	CAD	10,105	7,269,714

Total Local Governments - Provincial Bonds (cost $49,665,859)			45,241,342

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.8%
Brazil – 0.8%
Brazil Notas do Tesouro Nacional Series NTNF 10.00%, 01/01/2029 (cost $38,580,135)	BRL	237,175	$40,160,649

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	4,523	3,222,638
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		4,883	4,177,406
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		927	797,104

			8,197,148

Capital Goods – 0.0%
Cemex SAB de CV 5.45%, 11/19/2029(a)		227	217,111
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		9,813	11,776

			228,887

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	733,031

Consumer Cyclical - Other – 0.1%
Studio City Finance Ltd. 6.50%, 01/15/2028(a)		3,465	2,657,872
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		3,203	2,706,182

			5,364,054

Consumer Non - Cyclical – 0.1%
Natura & Co., Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		6,337	5,530,221
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (f) (h) (i) (j)		4,300	430

			5,530,651

Energy – 0.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		3,453	3,135,324
Greenko Dutch BV 3.85%, 03/29/2026(a)		382	331,385
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		215	194,844

	Principal Amount (000)		U.S. $ Value

Leviathan Bond Ltd. 6.125%, 06/30/2025(a)	U.S.$	3,835	$3,739,414

			7,400,967

			27,454,738

Utility – 0.1%
Electric – 0.1%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		3,315	2,994,481
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,071	891,014
Terraform Global Operating LP 6.125%, 03/01/2026(f)		1,155	1,075,474

			4,960,969

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (k)		5,149	109,944
5.25%, 12/27/2033(a) (k)		1,687	33,699
7.125%, 12/26/2046(a) (k)		2,425	66,829

			210,472

Total Emerging Markets - Corporate Bonds (cost $53,874,401)			32,626,179

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.5%
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		6,259	6,282,596
Hpefs Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		5,685	5,676,571
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		4,773	4,724,296
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	6,377,121
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		3,008	2,874,114

			25,934,698

Autos - Fixed Rate – 0.1%
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)		5,098	5,074,849

Total Asset-Backed Securities (cost $32,997,258)			31,009,547

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.6%
Australia – 0.1%
Queensland Treasury Corp. Series 24 5.75%, 07/22/2024(a)	AUD	3,061	$2,143,184

Japan – 0.5%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	27,888,675

Total Local Governments - Regional Bonds (cost $35,725,540)			30,031,859

GOVERNMENTS - SOVEREIGN AGENCIES – 0.4%
Japan – 0.2%
Development Bank of Japan, Inc. 0.01%, 10/15/2024(a)		7,071	7,117,399
Series G 0.875%, 10/10/2025(a)		5,600	5,588,609

			12,706,008

Netherlands – 0.1%
BNG Bank NV 0.75%, 01/24/2029(a)		4,715	4,383,753

Norway – 0.1%
Kommunalbanken AS 4.50%, 04/17/2023(a)	AUD	5,050	3,448,312

South Korea – 0.0%
Korea Gas Corp. 1.125%, 07/13/2026(a)	U.S.$	290	252,264

Total Governments - Sovereign Agencies (cost $23,607,628)			20,790,337

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Chile – 0.0%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	335,267
4.70%, 05/07/2050(a)		370	309,366

			644,633

China – 0.0%
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)		800	650,888
4.875%, 03/14/2025(a)		230	225,315

			876,203

Hong Kong – 0.0%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	226,844
3.50%, 01/12/2062(a)		350	253,599

			480,443

	Principal Amount (000)		U.S. $ Value

India – 0.0%
Indian Railway Finance Corp. Ltd. 3.249%, 02/13/2030(a)	U.S.$	250	$214,578

Indonesia – 0.1%
Pertamina Persero PT 1.40%, 02/09/2026(a)		770	681,535
4.15%, 02/25/2060(a)		410	288,999
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		460	437,000

			1,407,534

Kazakhstan – 0.0%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	410,416
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		240	176,670

			587,086

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	826,150

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		12,652	9,855,117
4.677%, 02/09/2051(a)		430	279,043
4.688%, 05/15/2029(a)		1,808	1,590,814

			11,724,974

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 5.125%, 08/11/2061(a)		240	196,395
Banco Nacional de Panama 2.50%, 08/11/2030(a)		580	463,021

			659,416

Qatar – 0.0%
QatarEnergy Trading LLC 2.25%, 07/12/2031(a)		540	445,601

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029(a)		270	251,741
4.60%, 11/02/2047(a)		250	229,109
Abu Dhabi Ports Co. PJSC 2.50%, 05/06/2031(a)		500	413,063

	Principal Amount (000)		U.S. $ Value

DP World Crescent Ltd. 3.75%, 01/30/2030(a)	U.S.$	200	$183,913
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	428,610
Series G 2.50%, 06/03/2031(a)		690	586,629

			2,093,065

Total Quasi-Sovereigns (cost $24,610,665)			19,959,683

BANK LOANS – 0.1%
Industrial – 0.1%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.821% (LIBOR 1 Month + 2.75%), 02/05/2025(l)		1,198	1,186,028

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.165% (LIBOR 3 Month + 3.75%), 11/16/2025(l)		5,087	4,784,170

Total Bank Loans (cost $6,241,256)			5,970,198

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Banks – 0.0%
Nordic Aviation Capital DAC(e) (i) (j)		86,655	1,733,100

Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(e) (i) (j)		2,703	2,293,604

			4,026,704

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS^ (i)		3,089,816	397,392
SandRidge Energy, Inc.(i)		4,459	75,937

			473,329

Total Common Stocks (cost $10,091,974)			4,500,033

	Principal Amount (000)

QUASI-SOVEREIGN BONDS – 0.1%
Mexico – 0.1%
Comision Federal de Electricidad 5.00%, 09/29/2036(a)	U.S.$	3,441	2,787,048

	Principal Amount (000)			U.S. $ Value

United Arab Emirates – 0.0%
DP World Ltd./United Arab Emirates 4.70%, 09/30/2049(a)	U.S.$	440		$368,720

Qatar – 0.0%
QatarEnergy Trading LLC 3.30%, 07/12/2051(a)		500		366,031

Total Quasi-Sovereign Bonds (cost $4,492,360)				3,521,799

	Shares

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(e) (i) (j)		27		0
Flexpath Capital, Inc., expiring 04/15/2031(e) (i) (j)		42,267		0

Total Warrants (cost $0)				0

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(m) (n) (o) (cost $91,418,364)		91,418,364		91,418,364

	Principal Amount (000)

Time Deposits – 0.2%
ANZ, Hong Kong 1.56%, 01/03/2023	AUD	716		487,496
ANZ, London 2.30%, 01/03/2023	GBP	250		301,771
BBH, Grand Cayman 1.70%, 01/04/2023	NZD	0	**	39
Citibank, London 1.10%, 01/02/2023	EUR	2,272		2,432,032
Citibank, New York 3.69%, 01/03/2023	U.S.$	7,297		7,297,068

Total Time Deposits (cost $10,518,406)				10,518,406

Governments - Treasuries – 0.1%
Japan – 0.1%
Japan Treasury Discount Bill Series 1110 Zero Coupon, 01/06/2023 (cost $3,083,728)	JPY	449,400		3,424,970

Total Short-Term Investments (cost $105,020,498)				105,361,740

U.S. $ Value

Total Investments – 102.7% (cost $5,929,492,815)(p)	$5,367,477,933
Other assets less liabilities – (2.7)%	(143,570,767)

Net Assets – 100.0%	$5,223,907,166

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	10	March 2023	$823,264	$(4,646)
10 Yr Canadian Bond Futures	7	March 2023	633,567	(12,356)
Euro-Bund Futures	384	March 2023	54,641,248	(463,280)
Euro-BUXL 30Y Bond Futures	6	March 2023	868,606	(167,525)
Japan 10 Yr Bond (OSE) Futures	8	March 2023	8,866,809	(175,861)
U.S. 10 Yr Ultra Futures	1,437	March 2023	169,970,156	449,102
U.S. Long Bond (CBT) Futures	37	March 2023	4,637,719	(150,969)
U.S. T-Note 2 Yr (CBT) Futures	19	March 2023	3,896,484	4,602
U.S. T-Note 5 Yr (CBT) Futures	660	March 2023	71,233,594	(25,781)
U.S. T-Note 10 Yr (CBT) Futures	21	March 2023	2,358,234	(12,703)
U.S. Ultra Bond (CBT) Futures	18	March 2023	2,417,625	(48,438)
Sold Contracts
Euro-BOBL Futures	952	March 2023	117,957,165	3,840,625
Euro-BTP Futures	380	March 2023	44,305,496	3,608,305
Euro-BUXL 30Y Bond Futures	225	March 2023	32,572,722	6,770,168
Euro-OAT Futures	398	March 2023	54,234,776	3,709,794
Euro-Schatz Futures	422	March 2023	47,621,365	586,756
Long Gilt Futures	1,251	March 2023	151,088,399	7,309,517
U.S. T-Note 5 Yr (CBT) Futures	51	March 2023	5,504,414	1,992

				$25,219,302

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand
Banking Group Ltd.	USD	55,649	AUD	82,946	01/19/2023	$861,253
Bank of America, NA	AUD	338,327	USD	220,728	01/19/2023	(9,771,025)
Bank of America, NA	CAD	75,655	USD	55,472	01/19/2023	(406,936)
Bank of America, NA	CLP	98,879,121	USD	105,088	01/19/2023	(11,312,585)
Bank of America, NA	MXN	1,029,558	USD	52,388	01/19/2023	(291,620)
Bank of America, NA	USD	722	CAD	979	01/19/2023	1,180
Bank of America, NA	USD	53,360	CLP	49,863,155	01/19/2023	5,339,113
Bank of America, NA	USD	53,379	MXN	1,041,921	01/19/2023	(66,139)
Bank of America, NA	KRW	353,458,562	USD	247,304	01/30/2023	(33,524,877)
Bank of America, NA	USD	53,141	KRW	71,472,313	01/30/2023	3,644,915
Bank of America, NA	NZD	173,720	USD	108,881	02/02/2023	(1,464,486)
Bank of America, NA	USD	55,067	NZD	86,141	02/02/2023	(351,437)
Bank of America, NA	SEK	581,150	USD	55,454	02/03/2023	(342,594)
Bank of America, NA	USD	108,538	NOK	1,079,576	02/03/2023	1,801,804
Bank of America, NA	USD	54,874	SEK	565,761	02/03/2023	(555,033)
Bank of America, NA	JPY	4,035,755	USD	29,802	02/09/2023	(1,101,462)
Bank of America, NA	EUR	7,104	USD	7,632	02/27/2023	(1,244)
Bank of America, NA	USD	27,625	EUR	25,886	02/27/2023	188,175
Bank of America, NA	USD	52,786	INR	4,386,409	03/16/2023	(9,400)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	IDR	404,966,875	USD	25,975	01/26/2023	$(131,608)
Barclays Bank PLC	SGD	72,324	USD	53,427	03/02/2023	(619,910)
BNP Paribas SA	CAD	147,579	USD	109,681	01/19/2023	677,683
BNP Paribas SA	CAD	75,655	USD	55,388	01/19/2023	(491,166)
BNP Paribas SA	CLP	47,993,789	USD	53,668	01/19/2023	(2,830,119)
BNP Paribas SA	MXN	1,070,188	USD	53,737	01/19/2023	(1,021,569)
BNP Paribas SA	USD	55,487	CAD	75,149	01/19/2023	18,197
BNP Paribas SA	USD	44,911	CAD	59,561	01/19/2023	(918,389)
BNP Paribas SA	USD	54,270	CLP	48,100,832	01/19/2023	2,354,273
BNP Paribas SA	USD	18,988	THB	680,171	01/19/2023	680,687
BNP Paribas SA	KRW	74,848,870	USD	56,129	01/30/2023	(3,339,242)
BNP Paribas SA	NOK	1,085,266	USD	109,308	02/03/2023	(1,612,883)
BNP Paribas SA	CNH	1,744,855	USD	244,090	02/16/2023	(8,904,947)
Brown Brothers Harriman & Co.	GBP	126	USD	151	01/18/2023	(2,066)
Brown Brothers Harriman & Co.	USD	394	GBP	329	01/18/2023	3,262
Brown Brothers Harriman & Co.	AUD	2,853	USD	1,910	01/19/2023	(33,960)
Brown Brothers Harriman & Co.	CAD	3,279	USD	2,442	01/19/2023	20,976
Brown Brothers Harriman & Co.	CAD	590	USD	434	01/19/2023	(2,034)
Brown Brothers Harriman & Co.	USD	375	AUD	567	01/19/2023	11,600
Brown Brothers Harriman & Co.	USD	181	AUD	262	01/19/2023	(2,044)
Brown Brothers Harriman & Co.	USD	138	CAD	184	01/19/2023	(1,592)
Brown Brothers Harriman & Co.	EUR	12,789	USD	13,500	01/26/2023	(211,117)
Citibank, NA	GBP	198,036	USD	235,802	01/18/2023	(3,707,735)
Citibank, NA	AUD	334,515	USD	212,247	01/19/2023	(15,655,422)
Citibank, NA	CAD	71,408	USD	53,770	01/19/2023	1,027,631
Citibank, NA	CAD	432,741	USD	317,098	01/19/2023	(2,527,374)
Citibank, NA	CLP	46,724,875	USD	51,499	01/19/2023	(3,505,951)
Citibank, NA	USD	107,070	CAD	143,012	01/19/2023	(1,440,099)
Citibank, NA	USD	54,309	MXN	1,050,233	01/19/2023	(571,480)
Citibank, NA	KRW	212,092,555	USD	158,382	01/30/2023	(10,128,945)
Citibank, NA	USD	3,731	DKK	26,615	02/03/2023	109,643
Citibank, NA	JPY	21,071,694	USD	152,536	02/09/2023	(8,819,415)
Citibank, NA	SGD	74,431	USD	55,225	03/02/2023	(395,644)
Citibank, NA	INR	8,768,972	USD	105,475	03/16/2023	(31,092)
Citibank, NA	USD	52,889	INR	4,386,409	03/16/2023	(112,442)
Credit Suisse International	USD	51,279	AUD	76,522	01/19/2023	855,009
Credit Suisse International	USD	55,756	SEK	574,333	02/03/2023	(614,352)
Goldman Sachs Bank USA	AUD	85,952	USD	54,969	01/19/2023	(3,588,684)
Goldman Sachs Bank USA	CAD	6,456	USD	4,786	01/19/2023	17,639
HSBC Bank USA	CAD	3,595	USD	2,642	01/19/2023	(13,973)
HSBC Bank USA	KRW	51,879,322	USD	38,871	01/30/2023	(2,347,454)
HSBC Bank USA	USD	107,269	PLN	486,528	01/30/2023	3,523,911
HSBC Bank USA	CNH	68,997	USD	9,898	02/16/2023	(106,448)
HSBC Bank USA	USD	110,719	CNH	780,682	02/16/2023	2,475,993
HSBC Bank USA	USD	162,760	SGD	220,166	03/02/2023	1,766,573
JPMorgan Chase Bank, NA	BRL	88,941	USD	16,694	01/04/2023	(151,665)
JPMorgan Chase Bank, NA	USD	17,046	BRL	88,941	01/04/2023	(200,331)
JPMorgan Chase Bank, NA	GBP	46,115	USD	54,891	01/18/2023	(880,964)
JPMorgan Chase Bank, NA	CAD	6,521	USD	4,852	01/19/2023	35,283
JPMorgan Chase Bank, NA	CAD	18,203	USD	13,415	01/19/2023	(30,572)
JPMorgan Chase Bank, NA	MXN	1,019,845	USD	51,208	01/19/2023	(974,887)
JPMorgan Chase Bank, NA	USD	4,872	CAD	6,657	01/19/2023	45,001
JPMorgan Chase Bank, NA	USD	51,634	CAD	69,593	01/19/2023	(231,799)
JPMorgan Chase Bank, NA	USD	53,136	MXN	1,035,336	01/19/2023	(160,150)
JPMorgan Chase Bank, NA	PLN	241,093	USD	53,794	01/30/2023	(1,108,266)
JPMorgan Chase Bank, NA	USD	81,465	NZD	132,076	02/02/2023	2,428,174
JPMorgan Chase Bank, NA	USD	54,994	NZD	85,930	02/02/2023	(412,837)
JPMorgan Chase Bank, NA	EUR	144,672	USD	153,023	02/27/2023	(2,422,568)
JPMorgan Chase Bank, NA	USD	5,721	EUR	5,399	02/27/2023	80,448
JPMorgan Chase Bank, NA	SGD	73,268	USD	54,097	03/02/2023	(654,905)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	BRL	323,175	USD	61,850	01/04/2023	$639,181
Morgan Stanley Capital Services LLC	BRL	126,640	USD	23,717	01/04/2023	(269,296)
Morgan Stanley Capital Services LLC	USD	49,659	BRL	269,378	01/04/2023	1,362,383
Morgan Stanley Capital Services LLC	USD	34,582	BRL	180,437	01/04/2023	(406,420)
Morgan Stanley Capital Services LLC	EUR	9,312	USD	9,389	01/12/2023	(585,317)
Morgan Stanley Capital Services LLC	GBP	22,499	USD	27,970	01/18/2023	759,769
Morgan Stanley Capital Services LLC	GBP	10,113	USD	12,169	01/18/2023	(61,974)
Morgan Stanley Capital Services LLC	AUD	81,444	USD	52,695	01/19/2023	(2,791,303)
Morgan Stanley Capital Services LLC	CAD	81,300	USD	60,496	01/19/2023	446,652
Morgan Stanley Capital Services LLC	USD	217,726	AUD	336,296	01/19/2023	11,389,337
Morgan Stanley Capital Services LLC	USD	25,402	CAD	34,378	01/19/2023	(9,567)
Morgan Stanley Capital Services LLC	PLN	241,093	USD	53,911	01/30/2023	(991,313)
Morgan Stanley Capital Services LLC	USD	55,333	KRW	75,349,627	01/30/2023	4,533,814
Morgan Stanley Capital Services LLC	NZD	227,874	USD	140,555	02/02/2023	(4,188,701)
Morgan Stanley Capital Services LLC	USD	10,166	BRL	53,797	02/02/2023	(37,194)
Morgan Stanley Capital Services LLC	JPY	6,780,445	USD	50,038	02/09/2023	(1,882,836)
Morgan Stanley Capital Services LLC	USD	1,014	EUR	946	02/27/2023	2,436
Morgan Stanley Capital Services LLC	CHF	51,014	USD	55,145	03/01/2023	(369,541)
Morgan Stanley Capital Services LLC	MYR	120,125	USD	27,514	03/16/2023	(65,271)
Royal Bank of Scotland PLC	USD	115,568	GBP	94,293	01/18/2023	(1,527,277)
Royal Bank of Scotland PLC	USD	54,458	CAD	73,740	01/19/2023	6,275
Royal Bank of Scotland PLC	USD	54,353	JPY	7,342,502	02/09/2023	1,871,735
Standard Chartered Bank	THB	675,325	USD	18,306	01/19/2023	(1,222,532)
Standard Chartered Bank	USD	177,498	CAD	242,027	01/19/2023	1,265,256
Standard Chartered Bank	KRW	157,102,603	USD	114,998	01/30/2023	(9,822,095)
Standard Chartered Bank	USD	163,339	KRW	219,627,446	01/30/2023	11,158,859
Standard Chartered Bank	EUR	353,154	USD	372,550	02/27/2023	(6,901,484)
UBS AG	USD	3,116	AUD	4,923	01/19/2023	237,746
UBS AG	USD	105,709	CLP	95,286,384	01/19/2023	6,462,305
UBS AG	SEK	565,893	USD	54,847	02/03/2023	515,526
UBS AG	EUR	315,472	USD	336,843	02/09/2023	(1,722,268)
UBS AG	EUR	315,472	USD	337,260	02/27/2023	(1,702,410)
UBS AG	USD	55,670	CHF	51,536	03/01/2023	412,623

						$(105,641,417)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Europe Series 38, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.74%	EUR	24,830	$(306,626)	$254,898	$(561,524)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
NZD	43,642	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$(1,428,248)	$—	$(1,428,248)
NZD	116,738	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	(3,945,571)	—	(3,945,571)
GBP	1,290	01/14/2027	1.139%	1 Day SONIA	Annual/ Annual	178,531	—	178,531
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	35,727	—	35,727
EUR	70,942	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	(4,846,445)	—	(4,846,445)
EUR	54,178	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	(3,785,507)	—	(3,785,507)
GBP	480	11/08/2027	4.121%	1 Day SONIA	Annual/ Annual	(1,259)	—	(1,259)
EUR	62,410	08/18/2032	6 Month EURIBOR	1.800%	Semi-Annual/ Annual	(7,342,530)	—	(7,342,530)
AUD	46,280	11/14/2032	4.355%	6 Month BBSW	Semi-Annual/ Semi-Annual	424,028	414,277	9,751
AUD	46,280	11/14/2032	6 Month BBSW	4.355%	Semi-Annual/ Semi-Annual	(424,028)	—	(424,028)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	(26,298)	1	(26,299)
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	(9,716)	9,466	(19,182)
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	23,207,876	—	23,207,876
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(24,506,953)	—	(24,506,953)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	$24,403,911	$357,073	$24,046,838
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(25,018,452)	—	(25,018,452)
GBP	80	01/14/2052	1 Day SONIA	0.942%	Annual/ Annual	(44,006)	—	(44,006)
GBP	140	01/31/2052	1 Day SONIA	1.068%	Annual/ Annual	(73,130)	—	(73,130)

						$(23,202,070)	$780,817	$(23,982,887)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	3,168	$(775,463)	$(422,949)	$(352,514)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,118	(1,008,102)	(549,190)	(458,912)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,901	(465,278)	(140,186)	(325,092)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,336	(1,550,927)	(452,403)	(1,098,524)

						$(3,799,770)	$(1,564,728)	$(2,235,042)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at December 31, 2022
Credit Suisse Securities (USA)†	EUR	2,649	0.75%	—	$2,832,800
Credit Suisse Securities (USA)†	EUR	7,966	1.25%	—	8,531,288

					$11,364,088

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2022.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$11,364,088	$0	$0	$0	$11,364,088

^	Deemed an affiliated company as defined by the Investment Company Act of 1940 since the Fund owns 5% or more of the outstanding voting securities.
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $2,160,063,448 or 41.3% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of December 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA 0.0%, 01/25/2028	10/06/2021	$179,498	$147,329	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.889%, 10/25/2025	09/18/2015	1,548,610	1,516,609	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	1,155,000	1,075,474	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013 – 09/23/2014	3,886,876	430	0.00%

(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(h)	Defaulted matured security.
(i)	Non-income producing security.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2022.
(l)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2022.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $203,334,411 and gross unrealized depreciation of investments was $(872,550,861), resulting in net unrealized depreciation of $(669,216,450).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

December 31, 2022 (unaudited)

43.1%	United States
7.1%	Germany
7.1%	South Korea
6.6%	United Kingdom
4.2%	Canada
4.2%	Japan
3.3%	Australia
2.9%	China
2.4%	France
2.2%	Austria
1.6%	Italy
1.6%	Supranational
1.2%	New zealand
10.5%	Other
2.0%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or other investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.0%% or less in the following: Belgium, Brazil, Chile, Colombia, Denmark, Finland, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Mexico, Netherlands, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$-0-	$2,439,888,817	$-0-		$2,439,888,817
Corporates - Investment Grade	2,944,882	1,304,345,830	-0-		1,307,290,712
Inflation-Linked Securities	-0-	267,008,672	-0-		267,008,672
Mortgage Pass-Throughs	-0-	210,429,465	-0-		210,429,465
Collateralized Mortgage Obligations	-0-	149,427,428	-0-		149,427,428
Corporates - Non-Investment Grade	-0-	136,559,481	-0-		136,559,481
Governments - Sovereign Bonds	-0-	135,909,035	-0-		135,909,035
Covered Bonds	-0-	104,057,893	-0-		104,057,893
Commercial Mortgage-Backed Securities	-0-	97,941,436	-0-		97,941,436
Collateralized Loan Obligations	-0-	96,654,838	-0-		96,654,838
Supranationals	-0-	83,136,790	-0-		83,136,790
Local Governments - Provincial Bonds	-0-	45,241,342	-0-		45,241,342
Emerging Market - Treasuries	-0-	40,160,649	-0-		40,160,649
Emerging Market - Corporate Bonds	-0-	32,625,749	430		32,626,179
Asset-Backed Securities	-0-	31,009,547	-0-		31,009,547
Local Governments - Regional Bonds	-0-	30,031,859	-0-		30,031,859
Governments - Sovereign Agencies	-0-	20,790,337	-0-		20,790,337
Quasi-Sovereigns	-0-	19,959,683	-0-		19,959,683
Bank Loans	-0-	5,970,198	-0-		5,970,198
Common Stocks	473,329	-0-	4,026,704		4,500,033
Quasi-Sovereign Bonds	-0-	3,521,799	-0-		3,521,799
Warrants	-0-	-0-	0	#	0
Short-Term Investments:
Investment Companies	91,418,364	-0-	-0-		91,418,364
Time Deposits	-0-	10,518,406	-0-		10,518,406
Governments - Treasuries	-0-	3,424,970	-0-		3,424,970

Total Investments in Securities	94,836,575	5,268,614,224	4,027,134		5,367,477,933
Other Financial Instruments*:
Assets
Futures	26,280,861	-0-	-0-		26,280,861
Forward Currency Exchange Contracts	-0-	69,032,320	-0-		69,032,320
Centrally Cleared Interest Rate Swaps	-0-	48,250,073	-0-		48,250,073
Liabilities
Futures	(1 ,061 ,559)	-0-	-0-		(1,061,559)
Forward Currency Exchange Contracts	-0-	(174,673,737)	-0-		(174,673,737)
Centrally Cleared Credit Default Swaps	-0-	(306,626)	-0-		(306,626)
Centrally Cleared Interest Rate Swaps	-0-	(71,452,143)	-0-		(71,452,143)
Credit Default Swaps	-0-	(3,799,770)	-0-		(3,799,770)
Reverse Repurchase Agreements	(11,364,088)	-0-	-0-		(11,364,088)

Total	$108,691,789	$5,135,664,341	$4,027,134		$5,248,383,264

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2022 is as follows:

Fund	Market Value 9/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (000)	Change in Unrealized Appr. (Depr.) (000)	Market Value 12/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$64,626	$563,789	$536,997	$-0-	$-0-	$91,418	$742
Golden Energy Offshore Services AS	562	-0-	-0-	-0-	(165)	397	-0-
Total				$-0-	$(165)	$91,815	$742